Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CARILLON SERIES TRUST
Entity Central Index Key	0000897111
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class A
Trading Symbol	BERAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85*	1.20%
[1]
Expenses Paid, Amount	$ 85	[1]
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, mid cap value stocks, represented by the Russell Midcap® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on mid cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was its unfavorable sector allocation, partially offset by positive stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class A (without sales charge)	8.97
Class A (with sales charge)	3.80
Russell 3000® Index	16.19
Russell Midcap® Value Index	9.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 23,147,689
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 49,199
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,147,689
Number of Holdings	43
Net Advisory Fee	$49,199
Portfolio Turnover	51%

Holdings [Text Block]

Top 10 Issuers	(%)
Expedia Group, Inc.	3.5%
Gates Industrial Corp. PLC	3.4%
The Hanover Insurance Group, Inc.	3.3%
CAE, Inc.	3.2%
Dollar Tree, Inc.	3.0%
Littelfuse, Inc.	2.8%
The Middleby Corp.	2.8%
Regal Rexnord Corp.	2.7%
L3Harris Technologies, Inc.	2.7%
Expand Energy Corp.	2.7%

Top Sectors*	(%)
Industrials	21.4%
Financials	14.5%
Real Estate	10.3%
Consumer Discretionary	9.6%
Health Care	8.7%
Utilities	7.7%
Information Technology	7.5%
Consumer Staples	6.8%
Energy	6.5%
Cash & Other	7.0%
[2]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class C
Trading Symbol	BERBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138*	1.95%
[3]
Expenses Paid, Amount	$ 138	[3]
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, mid cap value stocks, represented by the Russell Midcap® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on mid cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was its unfavorable sector allocation, partially offset by positive stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class C (without sales charge)	8.43
Class C (with sales charge)	7.47
Russell 3000® Index	16.19
Russell Midcap® Value Index	9.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 23,147,689
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 49,199
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,147,689
Number of Holdings	43
Net Advisory Fee	$49,199
Portfolio Turnover	51%

Holdings [Text Block]

Top 10 Issuers	(%)
Expedia Group, Inc.	3.5%
Gates Industrial Corp. PLC	3.4%
The Hanover Insurance Group, Inc.	3.3%
CAE, Inc.	3.2%
Dollar Tree, Inc.	3.0%
Littelfuse, Inc.	2.8%
The Middleby Corp.	2.8%
Regal Rexnord Corp.	2.7%
L3Harris Technologies, Inc.	2.7%
Expand Energy Corp.	2.7%

Top Sectors*	(%)
Industrials	21.4%
Financials	14.5%
Real Estate	10.3%
Consumer Discretionary	9.6%
Health Care	8.7%
Utilities	7.7%
Information Technology	7.5%
Consumer Staples	6.8%
Energy	6.5%
Cash & Other	7.0%
[4]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class I
Trading Symbol	BERCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, mid cap value stocks, represented by the Russell Midcap® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on mid cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was its unfavorable sector allocation, partially offset by positive stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.45	5.21	6.09
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Value Index	13.07	8.59	8.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 23,147,689
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 49,199
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,147,689
Number of Holdings	43
Net Advisory Fee	$49,199
Portfolio Turnover	51%

Holdings [Text Block]

Top 10 Issuers	(%)
Expedia Group, Inc.	3.5%
Gates Industrial Corp. PLC	3.4%
The Hanover Insurance Group, Inc.	3.3%
CAE, Inc.	3.2%
Dollar Tree, Inc.	3.0%
Littelfuse, Inc.	2.8%
The Middleby Corp.	2.8%
Regal Rexnord Corp.	2.7%
L3Harris Technologies, Inc.	2.7%
Expand Energy Corp.	2.7%

Top Sectors*	(%)
Industrials	21.4%
Financials	14.5%
Real Estate	10.3%
Consumer Discretionary	9.6%
Health Care	8.7%
Utilities	7.7%
Information Technology	7.5%
Consumer Staples	6.8%
Energy	6.5%
Cash & Other	7.0%
[5]
Material Fund Change [Text Block]
Other Material Fund Changes:
Effective April 26, 2024, Class Chartwell shares were redesignated as Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class R-6
Trading Symbol	BERDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$57*	0.80%
[6]
Expenses Paid, Amount	$ 57	[6]
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, mid cap value stocks, represented by the Russell Midcap® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on mid cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was its unfavorable sector allocation, partially offset by positive stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class R-6 (without sales charge)	9.23
Russell 3000® Index	16.19
Russell Midcap® Value Index	9.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 23,147,689
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 49,199
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,147,689
Number of Holdings	43
Net Advisory Fee	$49,199
Portfolio Turnover	51%

Holdings [Text Block]

Top 10 Issuers	(%)
Expedia Group, Inc.	3.5%
Gates Industrial Corp. PLC	3.4%
The Hanover Insurance Group, Inc.	3.3%
CAE, Inc.	3.2%
Dollar Tree, Inc.	3.0%
Littelfuse, Inc.	2.8%
The Middleby Corp.	2.8%
Regal Rexnord Corp.	2.7%
L3Harris Technologies, Inc.	2.7%
Expand Energy Corp.	2.7%

Top Sectors*	(%)
Industrials	21.4%
Financials	14.5%
Real Estate	10.3%
Consumer Discretionary	9.6%
Health Care	8.7%
Utilities	7.7%
Information Technology	7.5%
Consumer Staples	6.8%
Energy	6.5%
Cash & Other	7.0%
[7]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101*	1.35%
[8]
Expenses Paid, Amount	$ 101	[8]
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy broadly had strong performance, outperforming the Russell 2000® Growth Index. Small cap stocks had solid returns in 2024, but growth stocks led the way with even higher returns. Within the portfolio, the Healthcare and Industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the Consumer Staples and Real Estate sectors had a modest negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. One theme that continues to be a focus is the accelerating rate of capital expenditures in data centers. This is driving strong returns for companies that are working with the major hyperscalers in this data center buildout. Additionally, the AI spending cycle has broadened out over this past year; while the primary beneficiaries in 2023 were the GPU chip manufacturers, hyperscalers are now investing in optical networking for connectivity in the data centers. Another secular theme that has emerged is the growing adoption of genetic diagnostics as standard of care in identifying and treating many diseases. The fund has benefited from strong returns resulting from investments in the leaders in this segment. There continues to be opportunities for growth in this industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class A (without sales charge)	20.88
Class A (with sales charge)	15.14
Russell 3000® Index	16.19
Russell 2000® Growth Index	14.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 31,472,415
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$31,472,415
Number of Holdings	89
Net Advisory Fee	$0
Portfolio Turnover	60%

Holdings [Text Block]

Top 10 Issuers	(%)
FTAI Aviation Ltd.	4.0%
Natera, Inc.	3.3%
Merit Medical Systems, Inc.	3.2%
MACOM Technology Solutions Holdings, Inc.	2.6%
GeneDx Holdings Corp.	2.6%
Comfort Systems USA, Inc.	2.5%
Modine Manufacturing Co.	2.3%
Applied Industrial Technologies, Inc.	2.0%
Primoris Services Corp.	1.9%
Lantheus Holdings, Inc.	1.8%

Top Sectors*	(%)
Health Care	23.7%
Industrials	23.6%
Information Technology	19.6%
Consumer Discretionary	9.6%
Financials	8.6%
Energy	4.9%
Real Estate	1.8%
Consumer Staples	1.4%
Communication Services	1.3%
Cash & Other	5.5%
[9]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreases of 0.15% in the investment advisory and subadvisory fee rate for the Carillon Chartwell Small Cap Growth Fund, and the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. These changes went into effect as of January 18, 2025.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CWSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157*	2.10%
[10]
Expenses Paid, Amount	$ 157	[10]
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy broadly had strong performance, outperforming the Russell 2000® Growth Index. Small cap stocks had solid returns in 2024, but growth stocks led the way with even higher returns. Within the portfolio, the Healthcare and Industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the Consumer Staples and Real Estate sectors had a modest negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. One theme that continues to be a focus is the accelerating rate of capital expenditures in data centers. This is driving strong returns for companies that are working with the major hyperscalers in this data center buildout. Additionally, the AI spending cycle has broadened out over this past year; while the primary beneficiaries in 2023 were the GPU chip manufacturers, hyperscalers are now investing in optical networking for connectivity in the data centers. Another secular theme that has emerged is the growing adoption of genetic diagnostics as standard of care in identifying and treating many diseases. The fund has benefited from strong returns resulting from investments in the leaders in this segment. There continues to be opportunities for growth in this industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class C (without sales charge)	20.30
Class C (with sales charge)	19.30
Russell 3000® Index	16.19
Russell 2000® Growth Index	14.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 31,472,415
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$31,472,415
Number of Holdings	89
Net Advisory Fee	$0
Portfolio Turnover	60%

Holdings [Text Block]

Top 10 Issuers	(%)
FTAI Aviation Ltd.	4.0%
Natera, Inc.	3.3%
Merit Medical Systems, Inc.	3.2%
MACOM Technology Solutions Holdings, Inc.	2.6%
GeneDx Holdings Corp.	2.6%
Comfort Systems USA, Inc.	2.5%
Modine Manufacturing Co.	2.3%
Applied Industrial Technologies, Inc.	2.0%
Primoris Services Corp.	1.9%
Lantheus Holdings, Inc.	1.8%

Top Sectors*	(%)
Health Care	23.7%
Industrials	23.6%
Information Technology	19.6%
Consumer Discretionary	9.6%
Financials	8.6%
Energy	4.9%
Real Estate	1.8%
Consumer Staples	1.4%
Communication Services	1.3%
Cash & Other	5.5%
[11]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreases of 0.15% in the investment advisory and subadvisory fee rate for the Carillon Chartwell Small Cap Growth Fund, and the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. These changes went into effect as of January 18, 2025.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class I
Trading Symbol	CWSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.05%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy broadly had strong performance, outperforming the Russell 2000® Growth Index. Small cap stocks had solid returns in 2024, but growth stocks led the way with even higher returns. Within the portfolio, the Healthcare and Industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the Consumer Staples and Real Estate sectors had a modest negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. One theme that continues to be a focus is the accelerating rate of capital expenditures in data centers. This is driving strong returns for companies that are working with the major hyperscalers in this data center buildout. Additionally, the AI spending cycle has broadened out over this past year; while the primary beneficiaries in 2023 were the GPU chip manufacturers, hyperscalers are now investing in optical networking for connectivity in the data centers. Another secular theme that has emerged is the growing adoption of genetic diagnostics as standard of care in identifying and treating many diseases. The fund has benefited from strong returns resulting from investments in the leaders in this segment. There continues to be opportunities for growth in this industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/16/2017)
Class I (without sales charge)	36.02	13.82	12.84
Russell 3000® Index	23.81	13.86	13.71
Russell 2000® Growth Index	15.15	6.86	8.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 31,472,415
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$31,472,415
Number of Holdings	89
Net Advisory Fee	$0
Portfolio Turnover	60%

Holdings [Text Block]

Top 10 Issuers	(%)
FTAI Aviation Ltd.	4.0%
Natera, Inc.	3.3%
Merit Medical Systems, Inc.	3.2%
MACOM Technology Solutions Holdings, Inc.	2.6%
GeneDx Holdings Corp.	2.6%
Comfort Systems USA, Inc.	2.5%
Modine Manufacturing Co.	2.3%
Applied Industrial Technologies, Inc.	2.0%
Primoris Services Corp.	1.9%
Lantheus Holdings, Inc.	1.8%

Top Sectors*	(%)
Health Care	23.7%
Industrials	23.6%
Information Technology	19.6%
Consumer Discretionary	9.6%
Financials	8.6%
Energy	4.9%
Real Estate	1.8%
Consumer Staples	1.4%
Communication Services	1.3%
Cash & Other	5.5%
[12]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreases of 0.15% in the investment advisory and subadvisory fee rate for the Carillon Chartwell Small Cap Growth Fund, and the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. These changes went into effect as of January 18, 2025.
Other Material Fund Changes:
Effective April 26, 2024, Class Chartwell shares were redesignated as Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class R-6
Trading Symbol	CWSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$71*	0.95%
[13]
Expenses Paid, Amount	$ 71	[13]
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy broadly had strong performance, outperforming the Russell 2000® Growth Index. Small cap stocks had solid returns in 2024, but growth stocks led the way with even higher returns. Within the portfolio, the Healthcare and Industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the Consumer Staples and Real Estate sectors had a modest negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. One theme that continues to be a focus is the accelerating rate of capital expenditures in data centers. This is driving strong returns for companies that are working with the major hyperscalers in this data center buildout. Additionally, the AI spending cycle has broadened out over this past year; while the primary beneficiaries in 2023 were the GPU chip manufacturers, hyperscalers are now investing in optical networking for connectivity in the data centers. Another secular theme that has emerged is the growing adoption of genetic diagnostics as standard of care in identifying and treating many diseases. The fund has benefited from strong returns resulting from investments in the leaders in this segment. There continues to be opportunities for growth in this industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class R-6 (without sales charge)	21.23
Russell 3000® Index	16.19
Russell 2000® Growth Index	14.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 31,472,415
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$31,472,415
Number of Holdings	89
Net Advisory Fee	$0
Portfolio Turnover	60%

Holdings [Text Block]

Top 10 Issuers	(%)
FTAI Aviation Ltd.	4.0%
Natera, Inc.	3.3%
Merit Medical Systems, Inc.	3.2%
MACOM Technology Solutions Holdings, Inc.	2.6%
GeneDx Holdings Corp.	2.6%
Comfort Systems USA, Inc.	2.5%
Modine Manufacturing Co.	2.3%
Applied Industrial Technologies, Inc.	2.0%
Primoris Services Corp.	1.9%
Lantheus Holdings, Inc.	1.8%

Top Sectors*	(%)
Health Care	23.7%
Industrials	23.6%
Information Technology	19.6%
Consumer Discretionary	9.6%
Financials	8.6%
Energy	4.9%
Real Estate	1.8%
Consumer Staples	1.4%
Communication Services	1.3%
Cash & Other	5.5%
[14]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreases of 0.15% in the investment advisory and subadvisory fee rate for the Carillon Chartwell Small Cap Growth Fund, and the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. These changes went into effect as of January 18, 2025.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of
Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class A
Trading Symbol	CWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97*	1.35%
[15]
Expenses Paid, Amount	$ 97	[15]
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, small cap value stocks, represented by the Russell 2000® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on small cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s outperformance relative to the Russell 2000® Value Index was stock selection, led by its holdings in the industrials, energy, and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class A (without sales charge)	12.16
Class A (with sales charge)	6.84
Russell 3000® Index	16.19
Russell 2000® Value Index	10.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 76,297,764
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 558,976
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$76,297,764
Number of Holdings	74
Net Advisory Fee	$558,976
Portfolio Turnover	44%

Holdings [Text Block]

Top 10 Issuers	(%)
TXNM Energy, Inc.	2.4%
Methanex Corp.	2.4%
Kemper Corp.	2.2%
Old National Bancorp	2.2%
Columbus McKinnon Corp.	2.1%
Cushman & Wakefield PLC	2.0%
John Bean Technologies Corp.	1.9%
Minerals Technologies, Inc.	1.9%
Patterson Cos., Inc.	1.8%
EnPro, Inc.	1.8%

Top Sectors*	(%)
Financials	24.7%
Industrials	17.8%
Real Estate	10.8%
Materials	8.2%
Consumer Discretionary	8.1%
Information Technology	8.0%
Energy	6.1%
Consumer Staples	6.0%
Health Care	5.2%
Cash & Other	5.1%
[16]
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class C
Trading Symbol	CWSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151*	2.10%
[17]
Expenses Paid, Amount	$ 151	[17]
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, small cap value stocks, represented by the Russell 2000® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on small cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s outperformance relative to the Russell 2000® Value Index was stock selection, led by its holdings in the industrials, energy, and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class C (without sales charge)	11.60
Class C (with sales charge)	10.81
Russell 3000® Index	16.19
Russell 2000® Value Index	10.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 76,297,764
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 558,976
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$76,297,764
Number of Holdings	74
Net Advisory Fee	$558,976
Portfolio Turnover	44%

Holdings [Text Block]

Top 10 Issuers	(%)
TXNM Energy, Inc.	2.4%
Methanex Corp.	2.4%
Kemper Corp.	2.2%
Old National Bancorp	2.2%
Columbus McKinnon Corp.	2.1%
Cushman & Wakefield PLC	2.0%
John Bean Technologies Corp.	1.9%
Minerals Technologies, Inc.	1.9%
Patterson Cos., Inc.	1.8%
EnPro, Inc.	1.8%

Top Sectors*	(%)
Financials	24.7%
Industrials	17.8%
Real Estate	10.8%
Materials	8.2%
Consumer Discretionary	8.1%
Information Technology	8.0%
Energy	6.1%
Consumer Staples	6.0%
Health Care	5.2%
Cash & Other	5.1%
[18]
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class I
Trading Symbol	CWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, small cap value stocks, represented by the Russell 2000® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on small cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s outperformance relative to the Russell 2000® Value Index was stock selection, led by its holdings in the industrials, energy, and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.25	5.79	6.28
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Value Index	8.05	7.29	7.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 76,297,764
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 558,976
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$76,297,764
Number of Holdings	74
Net Advisory Fee	$558,976
Portfolio Turnover	44%

Holdings [Text Block]

Top 10 Issuers	(%)
TXNM Energy, Inc.	2.4%
Methanex Corp.	2.4%
Kemper Corp.	2.2%
Old National Bancorp	2.2%
Columbus McKinnon Corp.	2.1%
Cushman & Wakefield PLC	2.0%
John Bean Technologies Corp.	1.9%
Minerals Technologies, Inc.	1.9%
Patterson Cos., Inc.	1.8%
EnPro, Inc.	1.8%

Top Sectors*	(%)
Financials	24.7%
Industrials	17.8%
Real Estate	10.8%
Materials	8.2%
Consumer Discretionary	8.1%
Information Technology	8.0%
Energy	6.1%
Consumer Staples	6.0%
Health Care	5.2%
Cash & Other	5.1%
[19]
Material Fund Change [Text Block]
Other Material Fund Changes:
Effective April 26, 2024, Class Chartwell shares were redesignated as Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class R-6
Trading Symbol	CWSWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$69*	0.95%
[20]
Expenses Paid, Amount	$ 69	[20]
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, small cap value stocks, represented by the Russell 2000® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on small cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s outperformance relative to the Russell 2000® Value Index was stock selection, led by its holdings in the industrials, energy, and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class R-6 (without sales charge)	12.45
Russell 3000® Index	16.19
Russell 2000® Value Index	10.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 76,297,764
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 558,976
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$76,297,764
Number of Holdings	74
Net Advisory Fee	$558,976
Portfolio Turnover	44%

Holdings [Text Block]

Top 10 Issuers	(%)
TXNM Energy, Inc.	2.4%
Methanex Corp.	2.4%
Kemper Corp.	2.2%
Old National Bancorp	2.2%
Columbus McKinnon Corp.	2.1%
Cushman & Wakefield PLC	2.0%
John Bean Technologies Corp.	1.9%
Minerals Technologies, Inc.	1.9%
Patterson Cos., Inc.	1.8%
EnPro, Inc.	1.8%

Top Sectors*	(%)
Financials	24.7%
Industrials	17.8%
Real Estate	10.8%
Materials	8.2%
Consumer Discretionary	8.1%
Information Technology	8.0%
Energy	6.1%
Consumer Staples	6.0%
Health Care	5.2%
Cash & Other	5.1%
[21]
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class A
Trading Symbol	HRCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.00%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Ongoing optimism around artificial intelligence and future pro-growth policy saw the Russell 1000® Growth Index rise by 7.07% in the fourth quarter, far outpacing the Russell 1000® Value Index’s 2.00% decline. This was largely the story all year as the Russell 1000® Growth Index rose 33.35% in 2024 versus the Russell 1000® Value Index still-impressive 14.25% gain.
• The Russell 1000® Growth Index returns were again dominated by the “Magnificent 7” mega-cap growth stocks, but in 2024 there was more differentiation in returns among the Magnificent 7. The fund gained outperformance by selection within the Magnificent 7, as well as from stocks outside of the Magnificent 7.
• From a sector perspective, stock selection in industrials and information technology contributed the most to the fund’s performance relative to its benchmark. An underweight to real estate also helped.
• Conversely, stock selection in health care as well as an underweight to consumer discretionary and an overweight to health care detracted from the fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	35.36	17.69	15.05
Class A (with sales charge)	28.92	16.55	14.49
S&P 500® Index	25.02	14.53	13.10
Russell 1000® Growth Index	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 482,811,612
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 2,172,900
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$482,811,612
Number of Holdings	67
Net Advisory Fee	$2,172,900
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	11.6%
NVIDIA Corp.	11.6%
Microsoft Corp.	10.5%
Alphabet, Inc.	6.0%
Amazon.com, Inc.	6.0%
Meta Platforms, Inc.	5.1%
Broadcom, Inc.	3.1%
Eli Lilly & Co.	2.5%
Tesla, Inc.	2.4%
Visa, Inc.	2.0%

Top Sectors*	(%)
Information Technology	48.2%
Communication Services	13.8%
Consumer Discretionary	10.8%
Financials	9.5%
Health Care	7.9%
Industrials	5.5%
Consumer Staples	4.1%
Cash & Other	0.2%
[22]
Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective April 2024, Amanda Freeman, CFA® became co-portfolio manager for the Fund.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class C
Trading Symbol	HRCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.75%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Ongoing optimism around artificial intelligence and future pro-growth policy saw the Russell 1000® Growth Index rise by 7.07% in the fourth quarter, far outpacing the Russell 1000® Value Index’s 2.00% decline. This was largely the story all year as the Russell 1000® Growth Index rose 33.35% in 2024 versus the Russell 1000® Value Index still-impressive 14.25% gain.
• The Russell 1000® Growth Index returns were again dominated by the “Magnificent 7” mega-cap growth stocks, but in 2024 there was more differentiation in returns among the Magnificent 7. The fund gained outperformance by selection within the Magnificent 7, as well as from stocks outside of the Magnificent 7.
• From a sector perspective, stock selection in industrials and information technology contributed the most to the fund’s performance relative to its benchmark. An underweight to real estate also helped.
• Conversely, stock selection in health care as well as an underweight to consumer discretionary and an overweight to health care detracted from the fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	34.39	16.82	14.18
Class C (with sales charge)	34.39	16.82	14.18
S&P 500® Index	25.02	14.53	13.10
Russell 1000® Growth Index	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 482,811,612
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 2,172,900
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$482,811,612
Number of Holdings	67
Net Advisory Fee	$2,172,900
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	11.6%
NVIDIA Corp.	11.6%
Microsoft Corp.	10.5%
Alphabet, Inc.	6.0%
Amazon.com, Inc.	6.0%
Meta Platforms, Inc.	5.1%
Broadcom, Inc.	3.1%
Eli Lilly & Co.	2.5%
Tesla, Inc.	2.4%
Visa, Inc.	2.0%

Top Sectors*	(%)
Information Technology	48.2%
Communication Services	13.8%
Consumer Discretionary	10.8%
Financials	9.5%
Health Care	7.9%
Industrials	5.5%
Consumer Staples	4.1%
Cash & Other	0.2%
[23]
Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective April 2024, Amanda Freeman, CFA® became co-portfolio manager for the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class I
Trading Symbol	HRCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.70%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Ongoing optimism around artificial intelligence and future pro-growth policy saw the Russell 1000® Growth Index rise by 7.07% in the fourth quarter, far outpacing the Russell 1000® Value Index’s 2.00% decline. This was largely the story all year as the Russell 1000® Growth Index rose 33.35% in 2024 versus the Russell 1000® Value Index still-impressive 14.25% gain.
• The Russell 1000® Growth Index returns were again dominated by the “Magnificent 7” mega-cap growth stocks, but in 2024 there was more differentiation in returns among the Magnificent 7. The fund gained outperformance by selection within the Magnificent 7, as well as from stocks outside of the Magnificent 7.
• From a sector perspective, stock selection in industrials and information technology contributed the most to the fund’s performance relative to its benchmark. An underweight to real estate also helped.
• Conversely, stock selection in health care as well as an underweight to consumer discretionary and an overweight to health care detracted from the fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	35.76	18.05	15.40
S&P 500® Index	25.02	14.53	13.10
Russell 1000® Growth Index	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 482,811,612
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 2,172,900
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$482,811,612
Number of Holdings	67
Net Advisory Fee	$2,172,900
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	11.6%
NVIDIA Corp.	11.6%
Microsoft Corp.	10.5%
Alphabet, Inc.	6.0%
Amazon.com, Inc.	6.0%
Meta Platforms, Inc.	5.1%
Broadcom, Inc.	3.1%
Eli Lilly & Co.	2.5%
Tesla, Inc.	2.4%
Visa, Inc.	2.0%

Top Sectors*	(%)
Information Technology	48.2%
Communication Services	13.8%
Consumer Discretionary	10.8%
Financials	9.5%
Health Care	7.9%
Industrials	5.5%
Consumer Staples	4.1%
Cash & Other	0.2%
[24]
Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective April 2024, Amanda Freeman, CFA® became co-portfolio manager for the Fund.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class R-6
Trading Symbol	HRCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$71	0.60%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Ongoing optimism around artificial intelligence and future pro-growth policy saw the Russell 1000® Growth Index rise by 7.07% in the fourth quarter, far outpacing the Russell 1000® Value Index’s 2.00% decline. This was largely the story all year as the Russell 1000® Growth Index rose 33.35% in 2024 versus the Russell 1000® Value Index still-impressive 14.25% gain.
• The Russell 1000® Growth Index returns were again dominated by the “Magnificent 7” mega-cap growth stocks, but in 2024 there was more differentiation in returns among the Magnificent 7. The fund gained outperformance by selection within the Magnificent 7, as well as from stocks outside of the Magnificent 7.
• From a sector perspective, stock selection in industrials and information technology contributed the most to the fund’s performance relative to its benchmark. An underweight to real estate also helped.
• Conversely, stock selection in health care as well as an underweight to consumer discretionary and an overweight to health care detracted from the fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2015)
Class R-6 (without sales charge)	35.90	18.24	15.53
S&P 500® Index	25.02	14.53	13.57
Russell 1000® Growth Index	33.36	18.96	17.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 482,811,612
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 2,172,900
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$482,811,612
Number of Holdings	67
Net Advisory Fee	$2,172,900
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	11.6%
NVIDIA Corp.	11.6%
Microsoft Corp.	10.5%
Alphabet, Inc.	6.0%
Amazon.com, Inc.	6.0%
Meta Platforms, Inc.	5.1%
Broadcom, Inc.	3.1%
Eli Lilly & Co.	2.5%
Tesla, Inc.	2.4%
Visa, Inc.	2.0%

Top Sectors*	(%)
Information Technology	48.2%
Communication Services	13.8%
Consumer Discretionary	10.8%
Financials	9.5%
Health Care	7.9%
Industrials	5.5%
Consumer Staples	4.1%
Cash & Other	0.2%
[25]
Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective April 2024, Amanda Freeman, CFA® became co-portfolio manager for the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class A
Trading Symbol	EISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered a positive return for the 12-months ending December 31, 2024. Markets across the globe benefited from resilient economic growth, moderating inflation, and a shift toward monetary easing by many central banks.
• From a country perspective, stock selection in the United Kingdom and an overweight to Taiwan contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in Spain and an underweight to Malaysia detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in Financials and an underweight to Materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in Energy as well as an underweight to Financials detracted the most from the fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	14.54	7.74	6.23
Class A (with sales charge)	9.10	6.70	5.71
MSCI ACWI ex-US Index	5.53	4.10	4.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 523,547,019
Holdings Count | $ / shares	149
Advisory Fees Paid, Amount	$ 2,911,306
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$523,547,019
Number of Holdings	149
Net Advisory Fee	$2,911,306
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
iShares MSCI India Exchange Traded Fund	3.4%
3i Group PLC	1.8%
Trip.com Group Ltd.	1.7%
KDDI Corp.	1.7%
SAP SE	1.6%
Novartis AG	1.4%
Teva Pharmaceutical Industries Ltd.	1.3%
Royal Bank of Canada	1.3%
Barclays PLC	1.3%

Top Ten Countries	(%)
Japan	16.9%
United Kingdom	12.5%
Taiwan	9.2%
Canada	8.7%
China	6.6%
France	6.0%
Germany	5.6%
India	4.1%
Singapore	3.9%
Cash & Other	26.5%

Top Sectors*	(%)
Financials	21.6%
Information Technology	16.7%
Industrials	12.2%
Consumer Discretionary	10.1%
Health Care	8.8%
Consumer Staples	7.0%
Communication Services	5.0%
Materials	3.8%
Utilities	2.6%
Cash & Other	12.2%
[26]
Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class C
Trading Symbol	EISDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.97%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered a positive return for the 12-months ending December 31, 2024. Markets across the globe benefited from resilient economic growth, moderating inflation, and a shift toward monetary easing by many central banks.
• From a country perspective, stock selection in the United Kingdom and an overweight to Taiwan contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in Spain and an underweight to Malaysia detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in Financials and an underweight to Materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in Energy as well as an underweight to Financials detracted the most from the fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	13.71	6.95	5.43
Class C (with sales charge)	13.71	6.95	5.43
MSCI ACWI ex-US Index	5.53	4.10	4.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 523,547,019
Holdings Count | $ / shares	149
Advisory Fees Paid, Amount	$ 2,911,306
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$523,547,019
Number of Holdings	149
Net Advisory Fee	$2,911,306
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
iShares MSCI India Exchange Traded Fund	3.4%
3i Group PLC	1.8%
Trip.com Group Ltd.	1.7%
KDDI Corp.	1.7%
SAP SE	1.6%
Novartis AG	1.4%
Teva Pharmaceutical Industries Ltd.	1.3%
Royal Bank of Canada	1.3%
Barclays PLC	1.3%

Top Ten Countries	(%)
Japan	16.9%
United Kingdom	12.5%
Taiwan	9.2%
Canada	8.7%
China	6.6%
France	6.0%
Germany	5.6%
India	4.1%
Singapore	3.9%
Cash & Other	26.5%

Top Sectors*	(%)
Financials	21.6%
Information Technology	16.7%
Industrials	12.2%
Consumer Discretionary	10.1%
Health Care	8.8%
Consumer Staples	7.0%
Communication Services	5.0%
Materials	3.8%
Utilities	2.6%
Cash & Other	12.2%
[27]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class I
Trading Symbol	EISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered a positive return for the 12-months ending December 31, 2024. Markets across the globe benefited from resilient economic growth, moderating inflation, and a shift toward monetary easing by many central banks.
• From a country perspective, stock selection in the United Kingdom and an overweight to Taiwan contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in Spain and an underweight to Malaysia detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in Financials and an underweight to Materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in Energy as well as an underweight to Financials detracted the most from the fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	14.89	8.07	6.59
MSCI ACWI ex-US Index	5.53	4.10	4.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 523,547,019
Holdings Count | $ / shares	149
Advisory Fees Paid, Amount	$ 2,911,306
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$523,547,019
Number of Holdings	149
Net Advisory Fee	$2,911,306
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
iShares MSCI India Exchange Traded Fund	3.4%
3i Group PLC	1.8%
Trip.com Group Ltd.	1.7%
KDDI Corp.	1.7%
SAP SE	1.6%
Novartis AG	1.4%
Teva Pharmaceutical Industries Ltd.	1.3%
Royal Bank of Canada	1.3%
Barclays PLC	1.3%

Top Ten Countries	(%)
Japan	16.9%
United Kingdom	12.5%
Taiwan	9.2%
Canada	8.7%
China	6.6%
France	6.0%
Germany	5.6%
India	4.1%
Singapore	3.9%
Cash & Other	26.5%

Top Sectors*	(%)
Financials	21.6%
Information Technology	16.7%
Industrials	12.2%
Consumer Discretionary	10.1%
Health Care	8.8%
Consumer Staples	7.0%
Communication Services	5.0%
Materials	3.8%
Utilities	2.6%
Cash & Other	12.2%
[28]
Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class R-6
Trading Symbol	EISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered a positive return for the 12-months ending December 31, 2024. Markets across the globe benefited from resilient economic growth, moderating inflation, and a shift toward monetary easing by many central banks.
• From a country perspective, stock selection in the United Kingdom and an overweight to Taiwan contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in Spain and an underweight to Malaysia detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in Financials and an underweight to Materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in Energy as well as an underweight to Financials detracted the most from the fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	15.00	8.11	6.67
MSCI ACWI ex-US Index	5.53	4.10	4.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 523,547,019
Holdings Count | $ / shares	149
Advisory Fees Paid, Amount	$ 2,911,306
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$523,547,019
Number of Holdings	149
Net Advisory Fee	$2,911,306
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
iShares MSCI India Exchange Traded Fund	3.4%
3i Group PLC	1.8%
Trip.com Group Ltd.	1.7%
KDDI Corp.	1.7%
SAP SE	1.6%
Novartis AG	1.4%
Teva Pharmaceutical Industries Ltd.	1.3%
Royal Bank of Canada	1.3%
Barclays PLC	1.3%

Top Ten Countries	(%)
Japan	16.9%
United Kingdom	12.5%
Taiwan	9.2%
Canada	8.7%
China	6.6%
France	6.0%
Germany	5.6%
India	4.1%
Singapore	3.9%
Cash & Other	26.5%

Top Sectors*	(%)
Financials	21.6%
Information Technology	16.7%
Industrials	12.2%
Consumer Discretionary	10.1%
Health Care	8.8%
Consumer Staples	7.0%
Communication Services	5.0%
Materials	3.8%
Utilities	2.6%
Cash & Other	12.2%
[29]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class A
Trading Symbol	HRCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, equities generally yielded strong results, fueled by excitement surrounding generative artificial intelligence, the conclusion of US Federal Reserve interest rate hikes, and ongoing growth in the US economy. The broad market, represented by the S&P 500® Index, performed impressively with a +25% increase, marking the second consecutive year of substantial double-digit returns.
• In contrast, dividend growth stocks, identified by above-median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a +9.4% return. However, our strategy significantly outpaced this subset of the S&P 500® Index, which forms our primary investment universe.
• Stock selection in the financials and energy sectors contributed positively to overall performance, whereas selection in consumer staples, consumer discretionary, and industrials sectors detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.63	9.02	9.18
Class A (with sales charge)	10.12	7.97	8.65
S&P 500® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 557,137,117
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 2,764,566
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$557,137,117
Number of Holdings	40
Net Advisory Fee	$2,764,566
Portfolio Turnover	40%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
JPMorgan Chase & Co.	4.1%
The Goldman Sachs Group, Inc.	4.1%
The PNC Financial Services Group, Inc.	3.7%
The Procter & Gamble Co.	3.6%
Blackrock, Inc.	3.3%
Chevron Corp.	3.2%
McDonald’s Corp.	3.2%
Eaton Corp. PLC	3.1%

Top Sectors*	(%)
Information Technology	22.9%
Financials	15.2%
Health Care	12.2%
Industrials	11.0%
Consumer Discretionary	10.5%
Consumer Staples	8.3%
Energy	6.7%
Real Estate	4.5%
Communication Services	2.4%
Cash & Other	6.3%
[30]
Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of close of business April 30, 2025, David Blount, CFA®, will retire and no longer serve as a Managing Director and Portfolio Manager for the Carillon Eagle Growth &Income Fund. Effective May 1, 2025, Brad Erwin, CFA®, currently Portfolio Manager for the Carillon Eagle Growth & Income Fund is scheduled to become Managing Director and Portfolio Manager for the fund. In addition, effective May 1, 2025. Michael Rich, CFA®, currently Senior Research Analystfor the Carillon Eagle Growth & Income Fund is scheduled to become a Portfolio Managerfor the fund.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class C
Trading Symbol	HIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.71%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, equities generally yielded strong results, fueled by excitement surrounding generative artificial intelligence, the conclusion of US Federal Reserve interest rate hikes, and ongoing growth in the US economy. The broad market, represented by the S&P 500® Index, performed impressively with a +25% increase, marking the second consecutive year of substantial double-digit returns.
• In contrast, dividend growth stocks, identified by above-median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a +9.4% return. However, our strategy significantly outpaced this subset of the S&P 500® Index, which forms our primary investment universe.
• Stock selection in the financials and energy sectors contributed positively to overall performance, whereas selection in consumer staples, consumer discretionary, and industrials sectors detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	14.77	8.22	8.37
Class C (with sales charge)	14.77	8.22	8.37
S&P 500® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 557,137,117
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 2,764,566
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$557,137,117
Number of Holdings	40
Net Advisory Fee	$2,764,566
Portfolio Turnover	40%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
JPMorgan Chase & Co.	4.1%
The Goldman Sachs Group, Inc.	4.1%
The PNC Financial Services Group, Inc.	3.7%
The Procter & Gamble Co.	3.6%
Blackrock, Inc.	3.3%
Chevron Corp.	3.2%
McDonald’s Corp.	3.2%
Eaton Corp. PLC	3.1%

Top Sectors*	(%)
Information Technology	22.9%
Financials	15.2%
Health Care	12.2%
Industrials	11.0%
Consumer Discretionary	10.5%
Consumer Staples	8.3%
Energy	6.7%
Real Estate	4.5%
Communication Services	2.4%
Cash & Other	6.3%
[31]
Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of close of business April 30, 2025, David Blount, CFA®, will retire and no longer serve as a Managing Director and Portfolio Manager for the Carillon Eagle Growth &Income Fund. Effective May 1, 2025, Brad Erwin, CFA®, currently Portfolio Manager for the Carillon Eagle Growth & Income Fund is scheduled to become Managing Director and Portfolio Manager for the fund. In addition, effective May 1, 2025. Michael Rich, CFA®, currently Senior Research Analystfor the Carillon Eagle Growth & Income Fund is scheduled to become a Portfolio Managerfor the fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class I
Trading Symbol	HIGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, equities generally yielded strong results, fueled by excitement surrounding generative artificial intelligence, the conclusion of US Federal Reserve interest rate hikes, and ongoing growth in the US economy. The broad market, represented by the S&P 500® Index, performed impressively with a +25% increase, marking the second consecutive year of substantial double-digit returns.
• In contrast, dividend growth stocks, identified by above-median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a +9.4% return. However, our strategy significantly outpaced this subset of the S&P 500® Index, which forms our primary investment universe.
• Stock selection in the financials and energy sectors contributed positively to overall performance, whereas selection in consumer staples, consumer discretionary, and industrials sectors detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	15.90	9.30	9.47
S&P 500® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 557,137,117
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 2,764,566
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$557,137,117
Number of Holdings	40
Net Advisory Fee	$2,764,566
Portfolio Turnover	40%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
JPMorgan Chase & Co.	4.1%
The Goldman Sachs Group, Inc.	4.1%
The PNC Financial Services Group, Inc.	3.7%
The Procter & Gamble Co.	3.6%
Blackrock, Inc.	3.3%
Chevron Corp.	3.2%
McDonald’s Corp.	3.2%
Eaton Corp. PLC	3.1%

Top Sectors*	(%)
Information Technology	22.9%
Financials	15.2%
Health Care	12.2%
Industrials	11.0%
Consumer Discretionary	10.5%
Consumer Staples	8.3%
Energy	6.7%
Real Estate	4.5%
Communication Services	2.4%
Cash & Other	6.3%
[32]
Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of close of business April 30, 2025, David Blount, CFA®, will retire and no longer serve as a Managing Director and Portfolio Manager for the Carillon Eagle Growth &Income Fund. Effective May 1, 2025, Brad Erwin, CFA®, currently Portfolio Manager for the Carillon Eagle Growth & Income Fund is scheduled to become Managing Director and Portfolio Manager for the fund. In addition, effective May 1, 2025. Michael Rich, CFA®, currently Senior Research Analystfor the Carillon Eagle Growth & Income Fund is scheduled to become a Portfolio Managerfor the fund.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class R-6
Trading Symbol	HIGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, equities generally yielded strong results, fueled by excitement surrounding generative artificial intelligence, the conclusion of US Federal Reserve interest rate hikes, and ongoing growth in the US economy. The broad market, represented by the S&P 500® Index, performed impressively with a +25% increase, marking the second consecutive year of substantial double-digit returns.
• In contrast, dividend growth stocks, identified by above-median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a +9.4% return. However, our strategy significantly outpaced this subset of the S&P 500® Index, which forms our primary investment universe.
• Stock selection in the financials and energy sectors contributed positively to overall performance, whereas selection in consumer staples, consumer discretionary, and industrials sectors detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	15.93	9.39	9.50
S&P 500® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 557,137,117
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 2,764,566
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$557,137,117
Number of Holdings	40
Net Advisory Fee	$2,764,566
Portfolio Turnover	40%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
JPMorgan Chase & Co.	4.1%
The Goldman Sachs Group, Inc.	4.1%
The PNC Financial Services Group, Inc.	3.7%
The Procter & Gamble Co.	3.6%
Blackrock, Inc.	3.3%
Chevron Corp.	3.2%
McDonald’s Corp.	3.2%
Eaton Corp. PLC	3.1%

Top Sectors*	(%)
Information Technology	22.9%
Financials	15.2%
Health Care	12.2%
Industrials	11.0%
Consumer Discretionary	10.5%
Consumer Staples	8.3%
Energy	6.7%
Real Estate	4.5%
Communication Services	2.4%
Cash & Other	6.3%
[33]
Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of close of business April 30, 2025, David Blount, CFA®, will retire and no longer serve as a Managing Director and Portfolio Manager for the Carillon Eagle Growth &Income Fund. Effective May 1, 2025, Brad Erwin, CFA®, currently Portfolio Manager for the Carillon Eagle Growth & Income Fund is scheduled to become Managing Director and Portfolio Manager for the fund. In addition, effective May 1, 2025. Michael Rich, CFA®, currently Senior Research Analystfor the Carillon Eagle Growth & Income Fund is scheduled to become a Portfolio Managerfor the fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	HAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, mid-cap growth stocks modestly trailed the broader, larger-cap inclusive Russell 3000® Index, facing a market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout. Being prudent on company valuations and avoiding the pursuit of certain gaudy stock expectations caused the fund to underperform a mostly narrow, momentum driven market. In 2024, more than half of the contribution to the return of the Russell Midcap® Growth Index came from only its largest 10 (out of 290) constituent stocks. Not wanting to chase extreme valuations, the fund did not own the largest stock in the Russell Midcap® Growth Index and held an underweight position in the second-largest name. This accounted for two-thirds of the fund’s performance relative to the Russell Midcap® Growth Index for the year.
• The fund was challenged in keeping up with the Russell Midcap® Growth Index returns as stocks selected in information technology, healthcare, and consumer discretionary finished with the highest levels of negative attribution. The fund’s overweight allocation to real estate coupled with weaker stock selection in that sector also produced results notably lower than Index counterparts. The fund’s overweight to the financials and communications services sectors and weak stock selection also detracted from the fund’s performance relative to the Index. On the other hand, strong stock selection in materials helped offset some of the weakness in the sector. The biggest bright spot was industrials, where stock selection helped to offset some of the broader detracting performance in the fund’s portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	12.76	9.26	10.76
Class A (with sales charge)	7.40	8.20	10.22
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Growth Index	22.10	11.47	11.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 6,235,415,155
Holdings Count | $ / shares	93
Advisory Fees Paid, Amount	$ 32,858,597
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,235,415,155
Number of Holdings	93
Net Advisory Fee	$32,858,597
Portfolio Turnover	52%

Holdings [Text Block]

Top 10 Issuers	(%)
Ares Management Corp.	2.9%
Westinghouse Air Brake Technologies Corp.	2.5%
Cencora, Inc.	2.5%
Royal Caribbean Cruises Ltd.	2.4%
RB Global, Inc.	2.3%
Baker Hughes Co.	2.0%
LPL Financial Holdings, Inc.	2.0%
The Trade Desk, Inc.	1.9%
AppLovin Corp.	1.9%
W.W. Grainger, Inc.	1.9%

Top Sectors*	(%)
Information Technology	23.0%
Industrials	21.2%
Consumer Discretionary	14.8%
Financials	13.9%
Health Care	12.1%
Energy	4.1%
Consumer Staples	3.2%
Communication Services	3.1%
Materials	2.2%
Cash & Other	2.4%
[34]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Eagle Mid Cap Growth Fund, lowering the expense cap by 0.05%. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	HAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.74%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, mid-cap growth stocks modestly trailed the broader, larger-cap inclusive Russell 3000® Index, facing a market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout. Being prudent on company valuations and avoiding the pursuit of certain gaudy stock expectations caused the fund to underperform a mostly narrow, momentum driven market. In 2024, more than half of the contribution to the return of the Russell Midcap® Growth Index came from only its largest 10 (out of 290) constituent stocks. Not wanting to chase extreme valuations, the fund did not own the largest stock in the Russell Midcap® Growth Index and held an underweight position in the second-largest name. This accounted for two-thirds of the fund’s performance relative to the Russell Midcap® Growth Index for the year.
• The fund was challenged in keeping up with the Russell Midcap® Growth Index returns as stocks selected in information technology, healthcare, and consumer discretionary finished with the highest levels of negative attribution. The fund’s overweight allocation to real estate coupled with weaker stock selection in that sector also produced results notably lower than Index counterparts. The fund’s overweight to the financials and communications services sectors and weak stock selection also detracted from the fund’s performance relative to the Index. On the other hand, strong stock selection in materials helped offset some of the weakness in the sector. The biggest bright spot was industrials, where stock selection helped to offset some of the broader detracting performance in the fund’s portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	11.99	8.52	9.99
Class C (with sales charge)	11.99	8.52	9.99
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Growth Index	22.10	11.47	11.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 6,235,415,155
Holdings Count | $ / shares	93
Advisory Fees Paid, Amount	$ 32,858,597
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,235,415,155
Number of Holdings	93
Net Advisory Fee	$32,858,597
Portfolio Turnover	52%

Holdings [Text Block]

Top 10 Issuers	(%)
Ares Management Corp.	2.9%
Westinghouse Air Brake Technologies Corp.	2.5%
Cencora, Inc.	2.5%
Royal Caribbean Cruises Ltd.	2.4%
RB Global, Inc.	2.3%
Baker Hughes Co.	2.0%
LPL Financial Holdings, Inc.	2.0%
The Trade Desk, Inc.	1.9%
AppLovin Corp.	1.9%
W.W. Grainger, Inc.	1.9%

Top Sectors*	(%)
Information Technology	23.0%
Industrials	21.2%
Consumer Discretionary	14.8%
Financials	13.9%
Health Care	12.1%
Energy	4.1%
Consumer Staples	3.2%
Communication Services	3.1%
Materials	2.2%
Cash & Other	2.4%
[35]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Eagle Mid Cap Growth Fund, lowering the expense cap by 0.05%. This change went into effect on March 1, 2024.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	HAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, mid-cap growth stocks modestly trailed the broader, larger-cap inclusive Russell 3000® Index, facing a market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout. Being prudent on company valuations and avoiding the pursuit of certain gaudy stock expectations caused the fund to underperform a mostly narrow, momentum driven market. In 2024, more than half of the contribution to the return of the Russell Midcap® Growth Index came from only its largest 10 (out of 290) constituent stocks. Not wanting to chase extreme valuations, the fund did not own the largest stock in the Russell Midcap® Growth Index and held an underweight position in the second-largest name. This accounted for two-thirds of the fund’s performance relative to the Russell Midcap® Growth Index for the year.
• The fund was challenged in keeping up with the Russell Midcap® Growth Index returns as stocks selected in information technology, healthcare, and consumer discretionary finished with the highest levels of negative attribution. The fund’s overweight allocation to real estate coupled with weaker stock selection in that sector also produced results notably lower than Index counterparts. The fund’s overweight to the financials and communications services sectors and weak stock selection also detracted from the fund’s performance relative to the Index. On the other hand, strong stock selection in materials helped offset some of the weakness in the sector. The biggest bright spot was industrials, where stock selection helped to offset some of the broader detracting performance in the fund’s portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.10	9.61	11.11
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Growth Index	22.10	11.47	11.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 6,235,415,155
Holdings Count | $ / shares	93
Advisory Fees Paid, Amount	$ 32,858,597
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,235,415,155
Number of Holdings	93
Net Advisory Fee	$32,858,597
Portfolio Turnover	52%

Holdings [Text Block]

Top 10 Issuers	(%)
Ares Management Corp.	2.9%
Westinghouse Air Brake Technologies Corp.	2.5%
Cencora, Inc.	2.5%
Royal Caribbean Cruises Ltd.	2.4%
RB Global, Inc.	2.3%
Baker Hughes Co.	2.0%
LPL Financial Holdings, Inc.	2.0%
The Trade Desk, Inc.	1.9%
AppLovin Corp.	1.9%
W.W. Grainger, Inc.	1.9%

Top Sectors*	(%)
Information Technology	23.0%
Industrials	21.2%
Consumer Discretionary	14.8%
Financials	13.9%
Health Care	12.1%
Energy	4.1%
Consumer Staples	3.2%
Communication Services	3.1%
Materials	2.2%
Cash & Other	2.4%
[36]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Eagle Mid Cap Growth Fund, lowering the expense cap by 0.05%. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class R-6
Trading Symbol	HRAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, mid-cap growth stocks modestly trailed the broader, larger-cap inclusive Russell 3000® Index, facing a market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout. Being prudent on company valuations and avoiding the pursuit of certain gaudy stock expectations caused the fund to underperform a mostly narrow, momentum driven market. In 2024, more than half of the contribution to the return of the Russell Midcap® Growth Index came from only its largest 10 (out of 290) constituent stocks. Not wanting to chase extreme valuations, the fund did not own the largest stock in the Russell Midcap® Growth Index and held an underweight position in the second-largest name. This accounted for two-thirds of the fund’s performance relative to the Russell Midcap® Growth Index for the year.
• The fund was challenged in keeping up with the Russell Midcap® Growth Index returns as stocks selected in information technology, healthcare, and consumer discretionary finished with the highest levels of negative attribution. The fund’s overweight allocation to real estate coupled with weaker stock selection in that sector also produced results notably lower than Index counterparts. The fund’s overweight to the financials and communications services sectors and weak stock selection also detracted from the fund’s performance relative to the Index. On the other hand, strong stock selection in materials helped offset some of the weakness in the sector. The biggest bright spot was industrials, where stock selection helped to offset some of the broader detracting performance in the fund’s portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	13.21	9.70	11.21
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Growth Index	22.10	11.47	11.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 6,235,415,155
Holdings Count | $ / shares	93
Advisory Fees Paid, Amount	$ 32,858,597
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,235,415,155
Number of Holdings	93
Net Advisory Fee	$32,858,597
Portfolio Turnover	52%

Holdings [Text Block]

Top 10 Issuers	(%)
Ares Management Corp.	2.9%
Westinghouse Air Brake Technologies Corp.	2.5%
Cencora, Inc.	2.5%
Royal Caribbean Cruises Ltd.	2.4%
RB Global, Inc.	2.3%
Baker Hughes Co.	2.0%
LPL Financial Holdings, Inc.	2.0%
The Trade Desk, Inc.	1.9%
AppLovin Corp.	1.9%
W.W. Grainger, Inc.	1.9%

Top Sectors*	(%)
Information Technology	23.0%
Industrials	21.2%
Consumer Discretionary	14.8%
Financials	13.9%
Health Care	12.1%
Energy	4.1%
Consumer Staples	3.2%
Communication Services	3.1%
Materials	2.2%
Cash & Other	2.4%
[37]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Eagle Mid Cap Growth Fund, lowering the expense cap by 0.05%. This change went into effect on March 1, 2024.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class A
Trading Symbol	HRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.17%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, small-cap growth stocks notably underperformed the broader, larger-cap inclusive Russell 3000®Index, facing a momentum driven market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout.
• The fund was poised for outperformance during the onset of the year, however, less-than-stellar stock selection, particularly in software, clawed back from overall returns. The most noteworthy sector during the year was energy, where strong stock selection helped to produce impressive gains while related Russell 3000®Index constituents ended in negative territory. Positive relative results were also seen within the financials and healthcare sectors. The portfolio’s slight overweight allocation to consumer discretionary, savvy stock selection in industrials, and underweight allocation to utilities were sources of positive attribution. Weak stock selection within information technology, communication services, and materials detracted from performance. Real estate also detracted from relative performance during the year, but to a lesser degree.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	13.04	5.50	6.99
Class A (with sales charge)	7.65	4.47	6.47
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Growth Index	15.15	6.86	8.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 456,155,390
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 3,239,650
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$456,155,390
Number of Holdings	99
Net Advisory Fee	$3,239,650
Portfolio Turnover	53%

Holdings [Text Block]

Top 10 Issuers	(%)
PJT Partners, Inc.	2.6%
RB Global, Inc.	2.4%
Esab Corp.	2.4%
Merit Medical Systems, Inc.	1.9%
MSA Safety, Inc.	1.9%
Appfolio, Inc.	1.8%
Landstar System, Inc.	1.8%
Archrock, Inc.	1.7%
EastGroup Properties, Inc.	1.7%
Quaker Chemical Corp.	1.6%

Top Sectors*	(%)
Industrials	24.9%
Health Care	22.0%
Information Technology	20.1%
Consumer Discretionary	11.0%
Financials	10.3%
Energy	5.0%
Real Estate	2.6%
Materials	2.5%
Consumer Staples	2.3%
Cash & Other	-0.7%
[38]
Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class C
Trading Symbol	HSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.87%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, small-cap growth stocks notably underperformed the broader, larger-cap inclusive Russell 3000®Index, facing a momentum driven market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout.
• The fund was poised for outperformance during the onset of the year, however, less-than-stellar stock selection, particularly in software, clawed back from overall returns. The most noteworthy sector during the year was energy, where strong stock selection helped to produce impressive gains while related Russell 3000®Index constituents ended in negative territory. Positive relative results were also seen within the financials and healthcare sectors. The portfolio’s slight overweight allocation to consumer discretionary, savvy stock selection in industrials, and underweight allocation to utilities were sources of positive attribution. Weak stock selection within information technology, communication services, and materials detracted from performance. Real estate also detracted from relative performance during the year, but to a lesser degree.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	12.24	4.73	6.23
Class C (with sales charge)	12.24	4.73	6.23
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Growth Index	15.15	6.86	8.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 456,155,390
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 3,239,650
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$456,155,390
Number of Holdings	99
Net Advisory Fee	$3,239,650
Portfolio Turnover	53%

Holdings [Text Block]

Top 10 Issuers	(%)
PJT Partners, Inc.	2.6%
RB Global, Inc.	2.4%
Esab Corp.	2.4%
Merit Medical Systems, Inc.	1.9%
MSA Safety, Inc.	1.9%
Appfolio, Inc.	1.8%
Landstar System, Inc.	1.8%
Archrock, Inc.	1.7%
EastGroup Properties, Inc.	1.7%
Quaker Chemical Corp.	1.6%

Top Sectors*	(%)
Industrials	24.9%
Health Care	22.0%
Information Technology	20.1%
Consumer Discretionary	11.0%
Financials	10.3%
Energy	5.0%
Real Estate	2.6%
Materials	2.5%
Consumer Staples	2.3%
Cash & Other	-0.7%
[39]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class I
Trading Symbol	HSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, small-cap growth stocks notably underperformed the broader, larger-cap inclusive Russell 3000®Index, facing a momentum driven market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout.
• The fund was poised for outperformance during the onset of the year, however, less-than-stellar stock selection, particularly in software, clawed back from overall returns. The most noteworthy sector during the year was energy, where strong stock selection helped to produce impressive gains while related Russell 3000®Index constituents ended in negative territory. Positive relative results were also seen within the financials and healthcare sectors. The portfolio’s slight overweight allocation to consumer discretionary, savvy stock selection in industrials, and underweight allocation to utilities were sources of positive attribution. Weak stock selection within information technology, communication services, and materials detracted from performance. Real estate also detracted from relative performance during the year, but to a lesser degree.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.37	5.81	7.32
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Growth Index	15.15	6.86	8.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 456,155,390
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 3,239,650
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$456,155,390
Number of Holdings	99
Net Advisory Fee	$3,239,650
Portfolio Turnover	53%

Holdings [Text Block]

Top 10 Issuers	(%)
PJT Partners, Inc.	2.6%
RB Global, Inc.	2.4%
Esab Corp.	2.4%
Merit Medical Systems, Inc.	1.9%
MSA Safety, Inc.	1.9%
Appfolio, Inc.	1.8%
Landstar System, Inc.	1.8%
Archrock, Inc.	1.7%
EastGroup Properties, Inc.	1.7%
Quaker Chemical Corp.	1.6%

Top Sectors*	(%)
Industrials	24.9%
Health Care	22.0%
Information Technology	20.1%
Consumer Discretionary	11.0%
Financials	10.3%
Energy	5.0%
Real Estate	2.6%
Materials	2.5%
Consumer Staples	2.3%
Cash & Other	-0.7%
[40]
Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class R-6
Trading Symbol	HSRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, small-cap growth stocks notably underperformed the broader, larger-cap inclusive Russell 3000®Index, facing a momentum driven market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout.
• The fund was poised for outperformance during the onset of the year, however, less-than-stellar stock selection, particularly in software, clawed back from overall returns. The most noteworthy sector during the year was energy, where strong stock selection helped to produce impressive gains while related Russell 3000®Index constituents ended in negative territory. Positive relative results were also seen within the financials and healthcare sectors. The portfolio’s slight overweight allocation to consumer discretionary, savvy stock selection in industrials, and underweight allocation to utilities were sources of positive attribution. Weak stock selection within information technology, communication services, and materials detracted from performance. Real estate also detracted from relative performance during the year, but to a lesser degree.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	13.49	5.92	7.44
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 456,155,390
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 3,239,650
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$456,155,390
Number of Holdings	99
Net Advisory Fee	$3,239,650
Portfolio Turnover	53%

Holdings [Text Block]

Top 10 Issuers	(%)
PJT Partners, Inc.	2.6%
RB Global, Inc.	2.4%
Esab Corp.	2.4%
Merit Medical Systems, Inc.	1.9%
MSA Safety, Inc.	1.9%
Appfolio, Inc.	1.8%
Landstar System, Inc.	1.8%
Archrock, Inc.	1.7%
EastGroup Properties, Inc.	1.7%
Quaker Chemical Corp.	1.6%

Top Sectors*	(%)
Industrials	24.9%
Health Care	22.0%
Information Technology	20.1%
Consumer Discretionary	11.0%
Financials	10.3%
Energy	5.0%
Real Estate	2.6%
Materials	2.5%
Consumer Staples	2.3%
Cash & Other	-0.7%
[41]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class A
Trading Symbol	CSMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their mid cap counterparts during the reporting period as well. While mid-cap companies underperformed large-cap companies, the fund’s strategy outperformed the Russell Midcap® Index and kept pace with the broader market.
• During the period, asset allocation had a slight negative impact to performance while strong security selection led to an impressive period of outperformance relative to the Russell Midcap® Index. Stock selection was driven within the information technology sector, and more specifically, our allocation to the growth in the artificial intelligence space. Selection within the energy and financials sectors was also strong. On the negative side of the ledger, stock selection within the health care and utilities sectors slightly weighed on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	22.67	10.82	9.02
Class A (with sales charge)	16.84	9.75	8.27
Russell 3000® Index	23.81	13.86	13.50
Russell Midcap® Index	15.34	9.92	9.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,060,842,861
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 22,450,193
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,060,842,861
Number of Holdings	126
Net Advisory Fee	$22,450,193
Portfolio Turnover	72%

Holdings [Text Block]

Top 10 Issuers	(%)
First Horizon Corp.	2.5%
AppLovin Corp.	2.0%
Viper Energy, Inc.	2.0%
Agree Realty Corp.	1.9%
CenterPoint Energy, Inc.	1.9%
PPL Corp.	1.8%
Mid-America Apartment Communities, Inc.	1.7%
EQT Corp.	1.7%
Encompass Health Corp.	1.6%
Cencora, Inc.	1.6%

Top Sectors*	(%)
Financials	16.7%
Industrials	16.2%
Information Technology	11.8%
Consumer Discretionary	11.2%
Health Care	9.3%
Real Estate	7.6%
Utilities	6.4%
Energy	5.8%
Materials	5.5%
Cash & Other	9.5%
[42]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Scout Mid Cap Fund, lowering the expense cap by 0.20%. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of the close of business on March 31, 2024, G. Patrick Dunkerley, CFA® retired and no longer serves as a Portfolio Manager for the Carillon Scout Mid Cap Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class C
Trading Symbol	CSMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	2.00%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their mid cap counterparts during the reporting period as well. While mid-cap companies underperformed large-cap companies, the fund’s strategy outperformed the Russell Midcap® Index and kept pace with the broader market.
• During the period, asset allocation had a slight negative impact to performance while strong security selection led to an impressive period of outperformance relative to the Russell Midcap® Index. Stock selection was driven within the information technology sector, and more specifically, our allocation to the growth in the artificial intelligence space. Selection within the energy and financials sectors was also strong. On the negative side of the ledger, stock selection within the health care and utilities sectors slightly weighed on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	21.80	9.98	8.19
Class C (with sales charge)	21.80	9.98	8.19
Russell 3000® Index	23.81	13.86	13.50
Russell Midcap® Index	15.34	9.92	9.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,060,842,861
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 22,450,193
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,060,842,861
Number of Holdings	126
Net Advisory Fee	$22,450,193
Portfolio Turnover	72%

Holdings [Text Block]

Top 10 Issuers	(%)
First Horizon Corp.	2.5%
AppLovin Corp.	2.0%
Viper Energy, Inc.	2.0%
Agree Realty Corp.	1.9%
CenterPoint Energy, Inc.	1.9%
PPL Corp.	1.8%
Mid-America Apartment Communities, Inc.	1.7%
EQT Corp.	1.7%
Encompass Health Corp.	1.6%
Cencora, Inc.	1.6%

Top Sectors*	(%)
Financials	16.7%
Industrials	16.2%
Information Technology	11.8%
Consumer Discretionary	11.2%
Health Care	9.3%
Real Estate	7.6%
Utilities	6.4%
Energy	5.8%
Materials	5.5%
Cash & Other	9.5%
[43]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Scout Mid Cap Fund, lowering the expense cap by 0.20%. This change went into effect on March 1, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of the close of business on March 31, 2024, G. Patrick Dunkerley, CFA® retired and no longer serves as a Portfolio Manager for the Carillon Scout Mid Cap Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class I
Trading Symbol	UMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their mid cap counterparts during the reporting period as well. While mid-cap companies underperformed large-cap companies, the fund’s strategy outperformed the Russell Midcap® Index and kept pace with the broader market.
• During the period, asset allocation had a slight negative impact to performance while strong security selection led to an impressive period of outperformance relative to the Russell Midcap® Index. Stock selection was driven within the information technology sector, and more specifically, our allocation to the growth in the artificial intelligence space. Selection within the energy and financials sectors was also strong. On the negative side of the ledger, stock selection within the health care and utilities sectors slightly weighed on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	23.07	11.11	10.63
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Index	15.34	9.92	9.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,060,842,861
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 22,450,193
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,060,842,861
Number of Holdings	126
Net Advisory Fee	$22,450,193
Portfolio Turnover	72%

Holdings [Text Block]

Top 10 Issuers	(%)
First Horizon Corp.	2.5%
AppLovin Corp.	2.0%
Viper Energy, Inc.	2.0%
Agree Realty Corp.	1.9%
CenterPoint Energy, Inc.	1.9%
PPL Corp.	1.8%
Mid-America Apartment Communities, Inc.	1.7%
EQT Corp.	1.7%
Encompass Health Corp.	1.6%
Cencora, Inc.	1.6%

Top Sectors*	(%)
Financials	16.7%
Industrials	16.2%
Information Technology	11.8%
Consumer Discretionary	11.2%
Health Care	9.3%
Real Estate	7.6%
Utilities	6.4%
Energy	5.8%
Materials	5.5%
Cash & Other	9.5%
[44]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Scout Mid Cap Fund, lowering the expense cap by 0.20%. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of the close of business on March 31, 2024, G. Patrick Dunkerley, CFA® retired and no longer serves as a Portfolio Manager for the Carillon Scout Mid Cap Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class R-6
Trading Symbol	CSMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their mid cap counterparts during the reporting period as well. While mid-cap companies underperformed large-cap companies, the fund’s strategy outperformed the Russell Midcap® Index and kept pace with the broader market.
• During the period, asset allocation had a slight negative impact to performance while strong security selection led to an impressive period of outperformance relative to the Russell Midcap® Index. Stock selection was driven within the information technology sector, and more specifically, our allocation to the growth in the artificial intelligence space. Selection within the energy and financials sectors was also strong. On the negative side of the ledger, stock selection within the health care and utilities sectors slightly weighed on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	23.19	11.22	9.38
Russell 3000® Index	23.81	13.86	13.50
Russell Midcap® Index	15.34	9.92	9.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,060,842,861
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 22,450,193
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,060,842,861
Number of Holdings	126
Net Advisory Fee	$22,450,193
Portfolio Turnover	72%

Holdings [Text Block]

Top 10 Issuers	(%)
First Horizon Corp.	2.5%
AppLovin Corp.	2.0%
Viper Energy, Inc.	2.0%
Agree Realty Corp.	1.9%
CenterPoint Energy, Inc.	1.9%
PPL Corp.	1.8%
Mid-America Apartment Communities, Inc.	1.7%
EQT Corp.	1.7%
Encompass Health Corp.	1.6%
Cencora, Inc.	1.6%

Top Sectors*	(%)
Financials	16.7%
Industrials	16.2%
Information Technology	11.8%
Consumer Discretionary	11.2%
Health Care	9.3%
Real Estate	7.6%
Utilities	6.4%
Energy	5.8%
Materials	5.5%
Cash & Other	9.5%
[45]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Scout Mid Cap Fund, lowering the expense cap by 0.20%. This change went into effect on March 1, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of the close of business on March 31, 2024, G. Patrick Dunkerley, CFA® retired and no longer serves as a Portfolio Manager for the Carillon Scout Mid Cap Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)
Class Name	Class A
Trading Symbol	CSSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund) (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their small cap counterparts during the year as well. While the Russell 2000® Growth Index underperformed the broad market, the fund’s strategy significantly outpaced the returns of the Russell 2000® Growth Index.
• During the period, security selection was the primary driver of the fund’s outperformance relative to the Russell 2000® Growth Index, while asset allocation had a small positive contribution. Stock selection was strongest within health care and information technology, which are two sectors in which this strategy tends to be overweight given long-term durable growth profiles of companies within these sectors. Stock selection within consumer discretionary and materials were the largest detractors from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	20.32	8.28	8.24
Class A (with sales charge)	14.61	7.23	7.50
Russell 3000® Index	23.81	13.86	13.50
Russell 2000® Growth Index	15.15	6.86	7.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 253,714,160
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 1,626,180
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$253,714,160
Number of Holdings	74
Net Advisory Fee	$1,626,180
Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(%)
Vericel Corp.	2.5%
LeMaitre Vascular, Inc.	2.4%
Kratos Defense & Security Solutions, Inc.	2.4%
Dycom Industries, Inc.	2.4%
HealthEquity, Inc.	2.3%
PJT Partners, Inc.	2.2%
Chart Industries, Inc.	2.2%
Intapp, Inc.	2.1%
Aris Water Solutions, Inc.	2.1%
Fabrinet	2.0%

Top Sectors*	(%)
Health Care	26.1%
Information Technology	24.2%
Industrials	19.5%
Consumer Discretionary	10.7%
Financials	7.5%
Energy	2.8%
Materials	2.4%
Real Estate	2.2%
Consumer Staples	2.2%
Cash & Other	2.4%
[46]
Material Fund Change [Text Block]
Fund Reorganization:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization pursuant to which the Carillon Scout Small Cap Fund would be reorganized into the Carillon Chartwell Small Cap Growth Fund, with an anticipated closing date of April 25, 2024.
Fund Name Change:
Effective January 18, 2025, the Carillon Scout Small Cap Fund was renamed the Carillon Chartwell Small Cap Fund.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 18, 2025, Chartwell Investment Partners, LLC replaced Scout Investments, Inc. as the fund’s subadviser.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 31, 2024, James McBride, CFA® ceased to serve as a Portfolio Manager of the Scout Small Cap Fund. Following Mr. McBride’s departure, Timothy L. Miller, CFA® became the lead portfolio manager for the fund.
In conjunction with the Sub Adviser change mentioned above, effective January 18, 2025 Frank L. Sustersic, CFA® and Theresa H. Tran, CFA® became the Portfolio Managers of the fund and are jointly and primarily responsible for all aspects of the fund’s management.
Changes to the Fund’s Principal Investment Strategy:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved changes to the Carillon Scout Small Cap Fund effective January 18, 2025. Those changes included the implementation of a market cap range, within the range of the secondary index during the most recent12-month period, which defines a lower market cap limit that the Fund’s prior subadviser did not have; an increase of an additional 10%, up to a total of 20%, of its assets in foreign issuers; and permitting the Fund to purchase exchange-traded funds (“ETFs”) designed to track U.S. small-cap indices to manage the fund’s cash holdings and gain exposure to the types of securities in which the fund primarily invests.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)
Class Name	Class C
Trading Symbol	CSSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund) (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.89%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their small cap counterparts during the year as well. While the Russell 2000® Growth Index underperformed the broad market, the fund’s strategy significantly outpaced the returns of the Russell 2000® Growth Index.
• During the period, security selection was the primary driver of the fund’s outperformance relative to the Russell 2000® Growth Index, while asset allocation had a small positive contribution. Stock selection was strongest within health care and information technology, which are two sectors in which this strategy tends to be overweight given long-term durable growth profiles of companies within these sectors. Stock selection within consumer discretionary and materials were the largest detractors from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	19.46	7.46	7.43
Class C (with sales charge)	19.46	7.46	7.43
Russell 3000® Index	23.81	13.86	13.50
Russell 2000® Growth Index	15.15	6.86	7.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 253,714,160
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 1,626,180
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$253,714,160
Number of Holdings	74
Net Advisory Fee	$1,626,180
Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(%)
Vericel Corp.	2.5%
LeMaitre Vascular, Inc.	2.4%
Kratos Defense & Security Solutions, Inc.	2.4%
Dycom Industries, Inc.	2.4%
HealthEquity, Inc.	2.3%
PJT Partners, Inc.	2.2%
Chart Industries, Inc.	2.2%
Intapp, Inc.	2.1%
Aris Water Solutions, Inc.	2.1%
Fabrinet	2.0%

Top Sectors*	(%)
Health Care	26.1%
Information Technology	24.2%
Industrials	19.5%
Consumer Discretionary	10.7%
Financials	7.5%
Energy	2.8%
Materials	2.4%
Real Estate	2.2%
Consumer Staples	2.2%
Cash & Other	2.4%
[47]
Material Fund Change [Text Block]
Fund Reorganization:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization pursuant to which the Carillon Scout Small Cap Fund would be reorganized into the Carillon Chartwell Small Cap Growth Fund, with an anticipated closing date of April 25, 2024.
Fund Name Change:
Effective January 18, 2025, the Carillon Scout Small Cap Fund was renamed the Carillon Chartwell Small Cap Fund.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 18, 2025, Chartwell Investment Partners, LLC replaced Scout Investments, Inc. as the fund’s subadviser.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 31, 2024, James McBride, CFA® ceased to serve as a Portfolio Manager of the Scout Small Cap Fund. Following Mr. McBride’s departure, Timothy L. Miller, CFA® became the lead portfolio manager for the fund.
In conjunction with the Sub Adviser change mentioned above, effective January 18, 2025 Frank L. Sustersic, CFA® and Theresa H. Tran, CFA® became the Portfolio Managers of the fund and are jointly and primarily responsible for all aspects of the fund’s management.
Changes to the Fund’s Principal Investment Strategy:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved changes to the Carillon Scout Small Cap Fund effective January 18, 2025. Those changes included the implementation of a market cap range, within the range of the secondary index during the most recent12-month period, which defines a lower market cap limit that the Fund’s prior subadviser did not have; an increase of an additional 10%, up to a total of 20%, of its assets in foreign issuers; and permitting the Fund to purchase exchange-traded funds (“ETFs”) designed to track U.S. small-cap indices to manage the fund’s cash holdings and gain exposure to the types of securities in which the fund primarily invests.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)
Class Name	Class I
Trading Symbol	UMBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund) (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their small cap counterparts during the year as well. While the Russell 2000® Growth Index underperformed the broad market, the fund’s strategy significantly outpaced the returns of the Russell 2000® Growth Index.
• During the period, security selection was the primary driver of the fund’s outperformance relative to the Russell 2000® Growth Index, while asset allocation had a small positive contribution. Stock selection was strongest within health care and information technology, which are two sectors in which this strategy tends to be overweight given long-term durable growth profiles of companies within these sectors. Stock selection within consumer discretionary and materials were the largest detractors from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	20.61	8.54	9.94
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Growth Index	15.15	6.86	8.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 253,714,160
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 1,626,180
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$253,714,160
Number of Holdings	74
Net Advisory Fee	$1,626,180
Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(%)
Vericel Corp.	2.5%
LeMaitre Vascular, Inc.	2.4%
Kratos Defense & Security Solutions, Inc.	2.4%
Dycom Industries, Inc.	2.4%
HealthEquity, Inc.	2.3%
PJT Partners, Inc.	2.2%
Chart Industries, Inc.	2.2%
Intapp, Inc.	2.1%
Aris Water Solutions, Inc.	2.1%
Fabrinet	2.0%

Top Sectors*	(%)
Health Care	26.1%
Information Technology	24.2%
Industrials	19.5%
Consumer Discretionary	10.7%
Financials	7.5%
Energy	2.8%
Materials	2.4%
Real Estate	2.2%
Consumer Staples	2.2%
Cash & Other	2.4%
[48]
Material Fund Change [Text Block]
Fund Reorganization:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization pursuant to which the Carillon Scout Small Cap Fund would be reorganized into the Carillon Chartwell Small Cap Growth Fund, with an anticipated closing date of April 25, 2024.
Fund Name Change:
Effective January 18, 2025, the Carillon Scout Small Cap Fund was renamed the Carillon Chartwell Small Cap Fund.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 18, 2025, Chartwell Investment Partners, LLC replaced Scout Investments, Inc. as the fund’s subadviser.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 31, 2024, James McBride, CFA® ceased to serve as a Portfolio Manager of the Scout Small Cap Fund. Following Mr. McBride’s departure, Timothy L. Miller, CFA® became the lead portfolio manager for the fund.
In conjunction with the Sub Adviser change mentioned above, effective January 18, 2025 Frank L. Sustersic, CFA® and Theresa H. Tran, CFA® became the Portfolio Managers of the fund and are jointly and primarily responsible for all aspects of the fund’s management.
Changes to the Fund’s Principal Investment Strategy:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved changes to the Carillon Scout Small Cap Fund effective January 18, 2025. Those changes included the implementation of a market cap range, within the range of the secondary index during the most recent12-month period, which defines a lower market cap limit that the Fund’s prior subadviser did not have; an increase of an additional 10%, up to a total of 20%, of its assets in foreign issuers; and permitting the Fund to purchase exchange-traded funds (“ETFs”) designed to track U.S. small-cap indices to manage the fund’s cash holdings and gain exposure to the types of securities in which the fund primarily invests.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)
Class Name	Class R-6
Trading Symbol	CSSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund) (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their small cap counterparts during the year as well. While the Russell 2000® Growth Index underperformed the broad market, the fund’s strategy significantly outpaced the returns of the Russell 2000® Growth Index.
• During the period, security selection was the primary driver of the fund’s outperformance relative to the Russell 2000® Growth Index, while asset allocation had a small positive contribution. Stock selection was strongest within health care and information technology, which are two sectors in which this strategy tends to be overweight given long-term durable growth profiles of companies within these sectors. Stock selection within consumer discretionary and materials were the largest detractors from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	20.70	8.64	8.61
Russell 3000® Index	23.81	13.86	13.50
Russell 2000® Growth Index	15.15	6.86	7.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 253,714,160
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 1,626,180
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$253,714,160
Number of Holdings	74
Net Advisory Fee	$1,626,180
Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(%)
Vericel Corp.	2.5%
LeMaitre Vascular, Inc.	2.4%
Kratos Defense & Security Solutions, Inc.	2.4%
Dycom Industries, Inc.	2.4%
HealthEquity, Inc.	2.3%
PJT Partners, Inc.	2.2%
Chart Industries, Inc.	2.2%
Intapp, Inc.	2.1%
Aris Water Solutions, Inc.	2.1%
Fabrinet	2.0%

Top Sectors*	(%)
Health Care	26.1%
Information Technology	24.2%
Industrials	19.5%
Consumer Discretionary	10.7%
Financials	7.5%
Energy	2.8%
Materials	2.4%
Real Estate	2.2%
Consumer Staples	2.2%
Cash & Other	2.4%
[49]
Material Fund Change [Text Block]
Fund Reorganization:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization pursuant to which the Carillon Scout Small Cap Fund would be reorganized into the Carillon Chartwell Small Cap Growth Fund, with an anticipated closing date of April 25, 2024.
Fund Name Change:
Effective January 18, 2025, the Carillon Scout Small Cap Fund was renamed the Carillon Chartwell Small Cap Fund.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 18, 2025, Chartwell Investment Partners, LLC replaced Scout Investments, Inc. as the fund’s subadviser.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 31, 2024, James McBride, CFA® ceased to serve as a Portfolio Manager of the Scout Small Cap Fund. Following Mr. McBride’s departure, Timothy L. Miller, CFA® became the lead portfolio manager for the fund.
In conjunction with the Sub Adviser change mentioned above, effective January 18, 2025 Frank L. Sustersic, CFA® and Theresa H. Tran, CFA® became the Portfolio Managers of the fund and are jointly and primarily responsible for all aspects of the fund’s management.
Changes to the Fund’s Principal Investment Strategy:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved changes to the Carillon Scout Small Cap Fund effective January 18, 2025. Those changes included the implementation of a market cap range, within the range of the secondary index during the most recent12-month period, which defines a lower market cap limit that the Fund’s prior subadviser did not have; an increase of an additional 10%, up to a total of 20%, of its assets in foreign issuers; and permitting the Fund to purchase exchange-traded funds (“ETFs”) designed to track U.S. small-cap indices to manage the fund’s cash holdings and gain exposure to the types of securities in which the fund primarily invests.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class A
Trading Symbol	BERGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65*	0.92%
[50]
Expenses Paid, Amount	$ 65	[50]
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund investment objective and principal investment strategies changed during 2024. While current income remains a focus for the fund, the primary objective balances that with a focus on preservation of inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle. To implement its investment objectives, the fund invests, under normal circumstances, at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”). In selecting TIPS and investments for the fund, the subadviser implements a relative value strategy.
• Since the fund’s transition, it has outperformed the Bloomberg U.S. Aggregate Bond Index. Within the fixed income markets, corporate spreads moved tighter in 2024, and the fund’s underweight to the space was a detractor to relative performance. However, selection within corporate bonds was positive and helped to more than offset this headwind. TIPS, of which the fund must hold at least 60% of net assets, were a relative underperformer during the period as inflation expectations moved slightly lower. The portion of the fund dedicated to TIPS performed in line with the Bloomberg U.S. TIPS Index. Lastly, while the higher coupon mortgages held by the fund outperformed the mortgage component of the Bloomberg U.S. Aggregate Index, the fund was underweight the asset class as a whole and therefore faced a headwind from a lower allocation.
• Away from fixed income, the fund held positions in precious metals through holdings in two exchange-traded funds as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and information technology. A slight headwind to performance was found in equity holdings within industrials and consumer staples. While the equity allocation is capped at 15%, this exposure is viewed as an important hedge to the potential negative returns that a rising rate environment can cause.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class A (without sales charge)	6.42
Class A (with sales charge)	2.40
Bloomberg U.S. Aggregate Bond Index	4.58
Bloomberg U.S. TIPS Index	3.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 249,066,040
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 800,017
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$249,066,040
Number of Holdings	73
Net Advisory Fee	$800,017
Portfolio Turnover	98%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	64.5%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.0%
Corporate Bonds	3.8%
Exchange Traded Funds	3.5%
Asset-Backed Securities	2.1%
Agency Mortgage-Backed Securities	1.8%
Money Market Funds	1.6%
Cash & Other	0.9%

Credit Breakdown*	(%)
US GVT/AGENCY	80.5%
AAA	11.1%
A	0.8%
BBB	1.2%
BB	1.8%
B	2.6%
UNRATED	2.0%
[51]
Material Fund Change [Text Block]
Changes to Fund’s Investment Objective or Goals:
Effective April 26, 2024, the Carillon Chartwell Real Income Fund changed it’s investment objective from primarily seeking current income and, secondarily, seeking to preserve capital to providing investors with current income and preserving inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle.
Changes to the Fund’s Principal Investment Strategy:
Effective April 26, 2024 the Carillon Chartwell Real Income Fund’s principal investment strategies changed to reflect, among other things, that: (i) the Fund will invest at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”); (ii) the limit on the Fund’s investments in common stocks will be reduced from 30% to 15% of the Fund’s net assets: (iii) the Fund will continue to invest in natural resources and precious metals companies and exchange-traded funds (“ETFs”) that invest in natural resources and precious metals companies and directly in gold and silver; (iv) the Fund intends to invest primarily in the equity securities of mid- and large cap companies, rather than the equity securities of companies of any market capitalization; and (v) the Fund’s investments in common stocks are not limited to dividend paying securities and the stocks of companies that the sub-adviser believes to be undervalued.
Fund Name Change:
Effective April 26, 2024, The Carillon Chartwell Real Income Fund changed its name; the previous name was the Carillon Chartwell Income Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class C
Trading Symbol	BERHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118*	1.68%
[52]
Expenses Paid, Amount	$ 118	[52]
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund investment objective and principal investment strategies changed during 2024. While current income remains a focus for the fund, the primary objective balances that with a focus on preservation of inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle. To implement its investment objectives, the fund invests, under normal circumstances, at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”). In selecting TIPS and investments for the fund, the subadviser implements a relative value strategy.
• Since the fund’s transition, it has outperformed the Bloomberg U.S. Aggregate Bond Index. Within the fixed income markets, corporate spreads moved tighter in 2024, and the fund’s underweight to the space was a detractor to relative performance. However, selection within corporate bonds was positive and helped to more than offset this headwind. TIPS, of which the fund must hold at least 60% of net assets, were a relative underperformer during the period as inflation expectations moved slightly lower. The portion of the fund dedicated to TIPS performed in line with the Bloomberg U.S. TIPS Index. Lastly, while the higher coupon mortgages held by the fund outperformed the mortgage component of the Bloomberg U.S. Aggregate Index, the fund was underweight the asset class as a whole and therefore faced a headwind from a lower allocation.
• Away from fixed income, the fund held positions in precious metals through holdings in two exchange-traded funds as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and information technology. A slight headwind to performance was found in equity holdings within industrials and consumer staples. While the equity allocation is capped at 15%, this exposure is viewed as an important hedge to the potential negative returns that a rising rate environment can cause.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class C (without sales charge)	5.85
Class C (with sales charge)	4.85
Bloomberg U.S. Aggregate Bond Index	4.58
Bloomberg U.S. TIPS Index	3.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 249,066,040
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 800,017
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$249,066,040
Number of Holdings	73
Net Advisory Fee	$800,017
Portfolio Turnover	98%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	64.5%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.0%
Corporate Bonds	3.8%
Exchange Traded Funds	3.5%
Asset-Backed Securities	2.1%
Agency Mortgage-Backed Securities	1.8%
Money Market Funds	1.6%
Cash & Other	0.9%

Credit Breakdown*	(%)
US GVT/AGENCY	80.5%
AAA	11.1%
A	0.8%
BBB	1.2%
BB	1.8%
B	2.6%
UNRATED	2.0%
[53]
Material Fund Change [Text Block]
Changes to Fund’s Investment Objective or Goals:
Effective April 26, 2024, the Carillon Chartwell Real Income Fund changed it’s investment objective from primarily seeking current income and, secondarily, seeking to preserve capital to providing investors with current income and preserving inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle.
Changes to the Fund’s Principal Investment Strategy:
Effective April 26, 2024 the Carillon Chartwell Real Income Fund’s principal investment strategies changed to reflect, among other things, that: (i) the Fund will invest at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”); (ii) the limit on the Fund’s investments in common stocks will be reduced from 30% to 15% of the Fund’s net assets: (iii) the Fund will continue to invest in natural resources and precious metals companies and exchange-traded funds (“ETFs”) that invest in natural resources and precious metals companies and directly in gold and silver; (iv) the Fund intends to invest primarily in the equity securities of mid- and large cap companies, rather than the equity securities of companies of any market capitalization; and (v) the Fund’s investments in common stocks are not limited to dividend paying securities and the stocks of companies that the sub-adviser believes to be undervalued.
Fund Name Change:
Effective April 26, 2024, The Carillon Chartwell Real Income Fund changed its name; the previous name was the Carillon Chartwell Income Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class I
Trading Symbol	BERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund investment objective and principal investment strategies changed during 2024. While current income remains a focus for the fund, the primary objective balances that with a focus on preservation of inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle. To implement its investment objectives, the fund invests, under normal circumstances, at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”). In selecting TIPS and investments for the fund, the subadviser implements a relative value strategy. Performance through April 25, 2024, was attributable to the fund’s previous investment objectives and principal investment strategies.
• Since the fund’s transition, it has outperformed the Bloomberg U.S. Aggregate Bond Index. Within the fixed income markets, corporate spreads moved tighter in 2024, and the fund’s underweight to the space was a detractor to relative performance. However, selection within corporate bonds was positive and helped to more than offset this headwind. TIPS, of which the fund must hold at least 60% of net assets, were a relative underperformer during the period as inflation expectations moved slightly lower. The portion of the fund dedicated to TIPS performed in line with the Bloomberg U.S. TIPS Index. Lastly, while the higher coupon mortgages held by the fund outperformed the mortgage component of the Bloomberg U.S. Aggregate Index, the fund was underweight the asset class as a whole and therefore faced a headwind from a lower allocation.
• Away from fixed income, the fund held positions in precious metals through holdings in two exchange-traded funds as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and information technology. A slight headwind to performance was found in equity holdings within industrials and consumer staples. While the equity allocation is capped at 15%, this exposure is viewed as an important hedge to the potential negative returns that a rising rate environment can cause.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	7.20	3.09	3.30
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Bloomberg U.S. TIPS Index	1.84	1.87	2.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 249,066,040
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 800,017
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$249,066,040
Number of Holdings	73
Net Advisory Fee	$800,017
Portfolio Turnover	98%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	64.5%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.0%
Corporate Bonds	3.8%
Exchange Traded Funds	3.5%
Asset-Backed Securities	2.1%
Agency Mortgage-Backed Securities	1.8%
Money Market Funds	1.6%
Cash & Other	0.9%

Credit Breakdown*	(%)
US GVT/AGENCY	80.5%
AAA	11.1%
A	0.8%
BBB	1.2%
BB	1.8%
B	2.6%
UNRATED	2.0%
[54]
Material Fund Change [Text Block]
Changes to Fund’s Investment Objective or Goals:
Effective April 26, 2024, the Carillon Chartwell Real Income Fund changed it’s investment objective from primarily seeking current income and, secondarily, seeking to preserve capital to providing investors with current income and preserving inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle.
Changes to the Fund’s Principal Investment Strategy:
Effective April 26, 2024 the Carillon Chartwell Real Income Fund’s principal investment strategies changed to reflect, among other things, that: (i) the Fund will invest at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”); (ii) the limit on the Fund’s investments in common stocks will be reduced from 30% to 15% of the Fund’s net assets: (iii) the Fund will continue to invest in natural resources and precious metals companies and exchange-traded funds (“ETFs”) that invest in natural resources and precious metals companies and directly in gold and silver; (iv) the Fund intends to invest primarily in the equity securities of mid- and large cap companies, rather than the equity securities of companies of any market capitalization; and (v) the Fund’s investments in common stocks are not limited to dividend paying securities and the stocks of companies that the sub-adviser believes to be undervalued.
Fund Name Change:
Effective April 26, 2024, The Carillon Chartwell Real Income Fund changed its name; the previous name was the Carillon Chartwell Income Fund.
Other Material Fund Changes:
Effective April 26, 2024, Class Chartwell shares were redesignated as Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class R-6
Trading Symbol	BERSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$38*	0.54%
[55]
Expenses Paid, Amount	$ 38	[55]
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund investment objective and principal investment strategies changed during 2024. While current income remains a focus for the fund, the primary objective balances that with a focus on preservation of inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle. To implement its investment objectives, the fund invests, under normal circumstances, at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”). In selecting TIPS and investments for the fund, the subadviser implements a relative value strategy.
• Since the fund’s transition, it has outperformed the Bloomberg U.S. Aggregate Bond Index. Within the fixed income markets, corporate spreads moved tighter in 2024, and the fund’s underweight to the space was a detractor to relative performance. However, selection within corporate bonds was positive and helped to more than offset this headwind. TIPS, of which the fund must hold at least 60% of net assets, were a relative underperformer during the period as inflation expectations moved slightly lower. The portion of the fund dedicated to TIPS performed in line with the Bloomberg U.S. TIPS Index. Lastly, while the higher coupon mortgages held by the fund outperformed the mortgage component of the Bloomberg U.S. Aggregate Index, the fund was underweight the asset class as a whole and therefore faced a headwind from a lower allocation.
• Away from fixed income, the fund held positions in precious metals through holdings in two exchange-traded funds as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and information technology. A slight headwind to performance was found in equity holdings within industrials and consumer staples. While the equity allocation is capped at 15%, this exposure is viewed as an important hedge to the potential negative returns that a rising rate environment can cause.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class R-6 (without sales charge)	6.67
Bloomberg U.S. Aggregate Bond Index	4.58
Bloomberg U.S. TIPS Index	3.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 249,066,040
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 800,017
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$249,066,040
Number of Holdings	73
Net Advisory Fee	$800,017
Portfolio Turnover	98%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	64.5%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.0%
Corporate Bonds	3.8%
Exchange Traded Funds	3.5%
Asset-Backed Securities	2.1%
Agency Mortgage-Backed Securities	1.8%
Money Market Funds	1.6%
Cash & Other	0.9%

Credit Breakdown*	(%)
US GVT/AGENCY	80.5%
AAA	11.1%
A	0.8%
BBB	1.2%
BB	1.8%
B	2.6%
UNRATED	2.0%
[56]
Material Fund Change [Text Block]
Changes to Fund’s Investment Objective or Goals:
Effective April 26, 2024, the Carillon Chartwell Real Income Fund changed it’s investment objective from primarily seeking current income and, secondarily, seeking to preserve capital to providing investors with current income and preserving inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle.
Changes to the Fund’s Principal Investment Strategy:
Effective April 26, 2024 the Carillon Chartwell Real Income Fund’s principal investment strategies changed to reflect, among other things, that: (i) the Fund will invest at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”); (ii) the limit on the Fund’s investments in common stocks will be reduced from 30% to 15% of the Fund’s net assets: (iii) the Fund will continue to invest in natural resources and precious metals companies and exchange-traded funds (“ETFs”) that invest in natural resources and precious metals companies and directly in gold and silver; (iv) the Fund intends to invest primarily in the equity securities of mid- and large cap companies, rather than the equity securities of companies of any market capitalization; and (v) the Fund’s investments in common stocks are not limited to dividend paying securities and the stocks of companies that the sub-adviser believes to be undervalued.
Fund Name Change:
Effective April 26, 2024, The Carillon Chartwell Real Income Fund changed its name; the previous name was the Carillon Chartwell Income Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class A
Trading Symbol	CWFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51*	0.74%
[57]
Expenses Paid, Amount	$ 51	[57]
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rates proved volatile, as investor’s outlook for the economy, inflation expectations, and their expectations for Federal Reserve policy varied meaningfully throughout the year.
• The primary drivers of relative performance were the fund’s shorter duration, higher coupon income, and overweight corporate credit. The portfolio’s yield to maturity and average spread were little changed during the year. As such, the majority of performance was attributable to coupon income.
• Underweight positions in the Retail and Basic Industry sectors were detrimental to performance. This was partially offset by overweight positions in Transportation and Healthcare which contributed positively. Every sector contributed positive absolute returns for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class A (without sales charge)	4.57
Class A (with sales charge)	0.61
Bloomberg U.S. Aggregate Bond Index	4.58
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.39
Bloomberg Intermediate U.S. Government/Credit Index	4.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 269,408,268
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 527,911
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$269,408,268
Number of Holdings	68
Net Advisory Fee	$527,911
Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(%)
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Jazz Securities DAC	2.5%
Crown Americas LLC/Crown Americas Capital Corp. VI	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
TEGNA, Inc.	2.5%
Vistra Operations Co. LLC	2.5%
OneMain Finance Corp.	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
Travel + Leisure Co.	2.4%

Security Type	(%)
Corporate Bonds	96.3%
Cash & Other	3.7%

Credit Breakdown*	(%)
AAA	2.5%
BBB	27.5%
BB	70.0%
[58]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class C
Trading Symbol	CWFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103*	1.49%
[59]
Expenses Paid, Amount	$ 103	[59]
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rates proved volatile, as investor’s outlook for the economy, inflation expectations, and their expectations for Federal Reserve policy varied meaningfully throughout the year.
• The primary drivers of relative performance were the fund’s shorter duration, higher coupon income, and overweight corporate credit. The portfolio’s yield to maturity and average spread were little changed during the year. As such, the majority of performance was attributable to coupon income.
• Underweight positions in the Retail and Basic Industry sectors were detrimental to performance. This was partially offset by overweight positions in Transportation and Healthcare which contributed positively. Every sector contributed positive absolute returns for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class C (without sales charge)	4.04
Class C (with sales charge)	3.04
Bloomberg U.S. Aggregate Bond Index	4.58
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.39
Bloomberg Intermediate U.S. Government/Credit Index	4.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 269,408,268
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 527,911
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$269,408,268
Number of Holdings	68
Net Advisory Fee	$527,911
Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(%)
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Jazz Securities DAC	2.5%
Crown Americas LLC/Crown Americas Capital Corp. VI	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
TEGNA, Inc.	2.5%
Vistra Operations Co. LLC	2.5%
OneMain Finance Corp.	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
Travel + Leisure Co.	2.4%

Security Type	(%)
Corporate Bonds	96.3%
Cash & Other	3.7%

Credit Breakdown*	(%)
AAA	2.5%
BBB	27.5%
BB	70.0%
[60]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class I
Trading Symbol	CWFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rates proved volatile, as investor’s outlook for the economy, inflation expectations, and their expectations for Federal Reserve policy varied meaningfully throughout the year.
• The primary drivers of relative performance were the fund’s shorter duration, higher coupon income, and overweight corporate credit. The portfolio’s yield to maturity and average spread were little changed during the year. As such, the majority of performance was attributable to coupon income.
• Underweight positions in the Retail and Basic Industry sectors were detrimental to performance. This was partially offset by overweight positions in Transportation and Healthcare which contributed positively. Every sector contributed positive absolute returns for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.78	3.37	3.25
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	6.69	4.15	4.38
Bloomberg Intermediate U.S. Government/Credit Index	3.00	0.86	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 269,408,268
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 527,911
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$269,408,268
Number of Holdings	68
Net Advisory Fee	$527,911
Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(%)
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Jazz Securities DAC	2.5%
Crown Americas LLC/Crown Americas Capital Corp. VI	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
TEGNA, Inc.	2.5%
Vistra Operations Co. LLC	2.5%
OneMain Finance Corp.	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
Travel + Leisure Co.	2.4%

Security Type	(%)
Corporate Bonds	96.3%
Cash & Other	3.7%

Credit Breakdown*	(%)
AAA	2.5%
BBB	27.5%
BB	70.0%
[61]
Material Fund Change [Text Block]
Other Material Fund Changes:
Effective April 26, 2024, Class Chartwell shares were redesignated as Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class R-6
Trading Symbol	CWFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$27*	0.39%
[62]
Expenses Paid, Amount	$ 27	[62]
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rates proved volatile, as investor’s outlook for the economy, inflation expectations, and their expectations for Federal Reserve policy varied meaningfully throughout the year.
• The primary drivers of relative performance were the fund’s shorter duration, higher coupon income, and overweight corporate credit. The portfolio’s yield to maturity and average spread were little changed during the year. As such, the majority of performance was attributable to coupon income.
• Underweight positions in the Retail and Basic Industry sectors were detrimental to performance. This was partially offset by overweight positions in Transportation and Healthcare which contributed positively. Every sector contributed positive absolute returns for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class R-6 (without sales charge)	4.82
Bloomberg U.S. Aggregate Bond Index	4.58
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.39
Bloomberg Intermediate U.S. Government/Credit Index	4.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 269,408,268
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 527,911
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$269,408,268
Number of Holdings	68
Net Advisory Fee	$527,911
Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(%)
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Jazz Securities DAC	2.5%
Crown Americas LLC/Crown Americas Capital Corp. VI	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
TEGNA, Inc.	2.5%
Vistra Operations Co. LLC	2.5%
OneMain Finance Corp.	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
Travel + Leisure Co.	2.4%

Security Type	(%)
Corporate Bonds	96.3%
Cash & Other	3.7%

Credit Breakdown*	(%)
AAA	2.5%
BBB	27.5%
BB	70.0%
[63]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class A
Trading Symbol	CRCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS, ABS, and CMBS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. The fund’s yield curve positioning provided a minor offset to the duration impact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	1.13	0.59	1.60
Class A (with sales charge)	-2.63	-0.16	1.06
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 478,833,780
Holdings Count | $ / shares	222
Advisory Fees Paid, Amount	$ 828,470
Investment Company Portfolio Turnover	522.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$478,833,780
Number of Holdings	222
Net Advisory Fee	$828,470
Portfolio Turnover	522%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	37.1%
Corporate Bonds	25.9%
Asset-Backed Securities	18.9%
U.S. Treasury Securities	18.3%
U.S. Treasury Bills	18.0%
Commercial Mortgage-Backed Securities	14.6%
Cash & Other	-32.8%

Credit Breakdown*	(%)
US GVT/AGENCY	55.6%
AAA	18.3%
AA	2.6%
A	18.5%
BBB	4.2%
UNRATED	0.9%
[64]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Core Bond Fund of 0.05%, and approved a decrease of 0.05% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class C
Trading Symbol	CRCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.51%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS, ABS, and CMBS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. The fund’s yield curve positioning provided a minor offset to the duration impact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	0.45	-0.16	0.85
Class C (with sales charge)	0.45	-0.16	0.85
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 478,833,780
Holdings Count | $ / shares	222
Advisory Fees Paid, Amount	$ 828,470
Investment Company Portfolio Turnover	522.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$478,833,780
Number of Holdings	222
Net Advisory Fee	$828,470
Portfolio Turnover	522%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	37.1%
Corporate Bonds	25.9%
Asset-Backed Securities	18.9%
U.S. Treasury Securities	18.3%
U.S. Treasury Bills	18.0%
Commercial Mortgage-Backed Securities	14.6%
Cash & Other	-32.8%

Credit Breakdown*	(%)
US GVT/AGENCY	55.6%
AAA	18.3%
AA	2.6%
A	18.5%
BBB	4.2%
UNRATED	0.9%
[65]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Core Bond Fund of 0.05%, and approved a decrease of 0.05% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class I
Trading Symbol	SCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS, ABS, and CMBS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. The fund’s yield curve positioning provided a minor offset to the duration impact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	1.45	0.97	2.06
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 478,833,780
Holdings Count | $ / shares	222
Advisory Fees Paid, Amount	$ 828,470
Investment Company Portfolio Turnover	522.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$478,833,780
Number of Holdings	222
Net Advisory Fee	$828,470
Portfolio Turnover	522%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	37.1%
Corporate Bonds	25.9%
Asset-Backed Securities	18.9%
U.S. Treasury Securities	18.3%
U.S. Treasury Bills	18.0%
Commercial Mortgage-Backed Securities	14.6%
Cash & Other	-32.8%

Credit Breakdown*	(%)
US GVT/AGENCY	55.6%
AAA	18.3%
AA	2.6%
A	18.5%
BBB	4.2%
UNRATED	0.9%
[66]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Core Bond Fund of 0.05%, and approved an increase of 0.05% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class R-6
Trading Symbol	CRCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS, ABS, and CMBS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. The fund’s yield curve positioning provided a minor offset to the duration impact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	1.62	1.03	2.03
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 478,833,780
Holdings Count | $ / shares	222
Advisory Fees Paid, Amount	$ 828,470
Investment Company Portfolio Turnover	522.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$478,833,780
Number of Holdings	222
Net Advisory Fee	$828,470
Portfolio Turnover	522%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	37.1%
Corporate Bonds	25.9%
Asset-Backed Securities	18.9%
U.S. Treasury Securities	18.3%
U.S. Treasury Bills	18.0%
Commercial Mortgage-Backed Securities	14.6%
Cash & Other	-32.8%

Credit Breakdown*	(%)
US GVT/AGENCY	55.6%
AAA	18.3%
AA	2.6%
A	18.5%
BBB	4.2%
UNRATED	0.9%
[67]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Core Bond Fund of 0.05%, and approved a decrease of 0.05% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class A
Trading Symbol	SCPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS and ABS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. The Fund’s yield curve positioning aided performance as the yield curve steepened.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the Fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. Non-USD exposure also detracted from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency. CMBS was a minor detractor with commercial property continuing to face stress.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	1.02	1.25	2.05
Class A (with sales charge)	-2.78	0.48	1.50
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,773,306,819
Holdings Count | $ / shares	223
Advisory Fees Paid, Amount	$ 3,962,785
Investment Company Portfolio Turnover	502.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,773,306,819
Number of Holdings	223
Net Advisory Fee	$3,962,785
Portfolio Turnover	502%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	38.1%
U.S. Treasury Securities	23.2%
U.S. Treasury Bills	21.4%
Corporate Bonds	19.9%
Asset-Backed Securities	16.0%
Commercial Mortgage-Backed Securities	12.5%
Foreign Government Debt Obligations	2.4%
Credit Default Swaps	0.1%
Cash & Other	-33.6%

Credit Breakdown*	(%)
US GVT/AGENCY	61.5%
AAA	15.7%
AA	2.2%
A	14.0%
BBB	7.5%
Below IG	2.5%
UNRATED	0.9%
[68]
Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class C
Trading Symbol	SCPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.55%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS and ABS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. The Fund’s yield curve positioning aided performance as the yield curve steepened.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the Fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. Non-USD exposure also detracted from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency. CMBS was a minor detractor with commercial property continuing to face stress.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	0.29	0.52	1.30
Class C (with sales charge)	0.29	0.52	1.30
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,773,306,819
Holdings Count | $ / shares	223
Advisory Fees Paid, Amount	$ 3,962,785
Investment Company Portfolio Turnover	502.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,773,306,819
Number of Holdings	223
Net Advisory Fee	$3,962,785
Portfolio Turnover	502%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	38.1%
U.S. Treasury Securities	23.2%
U.S. Treasury Bills	21.4%
Corporate Bonds	19.9%
Asset-Backed Securities	16.0%
Commercial Mortgage-Backed Securities	12.5%
Foreign Government Debt Obligations	2.4%
Credit Default Swaps	0.1%
Cash & Other	-33.6%

Credit Breakdown*	(%)
US GVT/AGENCY	61.5%
AAA	15.7%
AA	2.2%
A	14.0%
BBB	7.5%
Below IG	2.5%
UNRATED	0.9%
[69]
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class I
Trading Symbol	SCPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.48%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS and ABS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. The Fund’s yield curve positioning aided performance as the yield curve steepened.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the Fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. Non-USD exposure also detracted from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency. CMBS was a minor detractor with commercial property continuing to face stress.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	1.34	1.65	2.43
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,773,306,819
Holdings Count | $ / shares	223
Advisory Fees Paid, Amount	$ 3,962,785
Investment Company Portfolio Turnover	502.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,773,306,819
Number of Holdings	223
Net Advisory Fee	$3,962,785
Portfolio Turnover	502%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	38.1%
U.S. Treasury Securities	23.2%
U.S. Treasury Bills	21.4%
Corporate Bonds	19.9%
Asset-Backed Securities	16.0%
Commercial Mortgage-Backed Securities	12.5%
Foreign Government Debt Obligations	2.4%
Credit Default Swaps	0.1%
Cash & Other	-33.6%

Credit Breakdown*	(%)
US GVT/AGENCY	61.5%
AAA	15.7%
AA	2.2%
A	14.0%
BBB	7.5%
Below IG	2.5%
UNRATED	0.9%
[70]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved an increase of 0.10% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Reams Core Plus Bond Fund. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class R-6
Trading Symbol	SCPWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS and ABS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. The Fund’s yield curve positioning aided performance as the yield curve steepened.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the Fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. Non-USD exposure also detracted from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency. CMBS was a minor detractor with commercial property continuing to face stress.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	1.46	1.67	2.47
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,773,306,819
Holdings Count | $ / shares	223
Advisory Fees Paid, Amount	$ 3,962,785
Investment Company Portfolio Turnover	502.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,773,306,819
Number of Holdings	223
Net Advisory Fee	$3,962,785
Portfolio Turnover	502%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	38.1%
U.S. Treasury Securities	23.2%
U.S. Treasury Bills	21.4%
Corporate Bonds	19.9%
Asset-Backed Securities	16.0%
Commercial Mortgage-Backed Securities	12.5%
Foreign Government Debt Obligations	2.4%
Credit Default Swaps	0.1%
Cash & Other	-33.6%

Credit Breakdown*	(%)
US GVT/AGENCY	61.5%
AAA	15.7%
AA	2.2%
A	14.0%
BBB	7.5%
Below IG	2.5%
UNRATED	0.9%
[71]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class A
Trading Symbol	SUBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• Key drivers of the fund’s performance during the year included corporate credit and ABS. IG corporates contributed positively as credit spreads tightened during the year; and the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. Selection of certain ABS with attractive embedded options was constructive for performance. Meaningful allocations to Agency and Non-Agency MBS were also additive. Opportunistic positioning within the MBS coupon stack to take advantage of interest rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. The Fund utilized duration to capture attractive real interest rates.
• Non-USD exposure was the main detractor from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	3.92	3.30	3.19
Class A (with sales charge)	-0.00	2.51	2.64
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.01
ICE BofA US 3-Month Treasury Bill Index	5.28	2.48	2.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,627,891,171
Holdings Count | $ / shares	191
Advisory Fees Paid, Amount	$ 5,005,801
Investment Company Portfolio Turnover	566.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,627,891,171
Number of Holdings	191
Net Advisory Fee	$5,005,801
Portfolio Turnover	566%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	40.9%
U.S. Treasury Bills	23.5%
U.S. Treasury Securities	19.6%
Asset-Backed Securities	18.3%
Corporate Bonds	11.9%
Commercial Mortgage-Backed Securities	10.8%
Foreign Government Debt Obligations	7.7%
Medium-Term Notes	1.7%
Cash & Other	-34.4%

Credit Breakdown*	(%)
US GVT/AGENCY	60.8%
AAA	16.2%
AA	1.9%
A	7.2%
BBB	3.7%
Below IG	7.9%
UNRATED	2.2%
[72]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Unconstrained Fund of 0.10%, and approved an increase of 0.10% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at
https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class C
Trading Symbol	SUBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.64%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• Key drivers of the fund’s performance during the year included corporate credit and ABS. IG corporates contributed positively as credit spreads tightened during the year; and the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. Selection of certain ABS with attractive embedded options was constructive for performance. Meaningful allocations to Agency and Non-Agency MBS were also additive. Opportunistic positioning within the MBS coupon stack to take advantage of interest rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. The Fund utilized duration to capture attractive real interest rates.
• Non-USD exposure was the main detractor from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	3.14	2.53	2.41
Class C (with sales charge)	3.14	2.53	2.41
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.01
ICE BofA US 3-Month Treasury Bill Index	5.28	2.48	2.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,627,891,171
Holdings Count | $ / shares	191
Advisory Fees Paid, Amount	$ 5,005,801
Investment Company Portfolio Turnover	566.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,627,891,171
Number of Holdings	191
Net Advisory Fee	$5,005,801
Portfolio Turnover	566%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	40.9%
U.S. Treasury Bills	23.5%
U.S. Treasury Securities	19.6%
Asset-Backed Securities	18.3%
Corporate Bonds	11.9%
Commercial Mortgage-Backed Securities	10.8%
Foreign Government Debt Obligations	7.7%
Medium-Term Notes	1.7%
Cash & Other	-34.4%

Credit Breakdown*	(%)
US GVT/AGENCY	60.8%
AAA	16.2%
AA	1.9%
A	7.2%
BBB	3.7%
Below IG	7.9%
UNRATED	2.2%
[73]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Unconstrained Fund of 0.10%, and approved an increase of 0.10% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class I
Trading Symbol	SUBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• Key drivers of the fund’s performance during the year included corporate credit and ABS. IG corporates contributed positively as credit spreads tightened during the year; and the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. Selection of certain ABS with attractive embedded options was constructive for performance. Meaningful allocations to Agency and Non-Agency MBS were also additive. Opportunistic positioning within the MBS coupon stack to take advantage of interest rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. The Fund utilized duration to capture attractive real interest rates.
• Non-USD exposure was the main detractor from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.22	3.61	3.24
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.35
ICE BofA US 3-Month Treasury Bill Index	5.28	2.48	1.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,627,891,171
Holdings Count | $ / shares	191
Advisory Fees Paid, Amount	$ 5,005,801
Investment Company Portfolio Turnover	566.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,627,891,171
Number of Holdings	191
Net Advisory Fee	$5,005,801
Portfolio Turnover	566%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	40.9%
U.S. Treasury Bills	23.5%
U.S. Treasury Securities	19.6%
Asset-Backed Securities	18.3%
Corporate Bonds	11.9%
Commercial Mortgage-Backed Securities	10.8%
Foreign Government Debt Obligations	7.7%
Medium-Term Notes	1.7%
Cash & Other	-34.4%

Credit Breakdown*	(%)
US GVT/AGENCY	60.8%
AAA	16.2%
AA	1.9%
A	7.2%
BBB	3.7%
Below IG	7.9%
UNRATED	2.2%
[74]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Unconstrained Fund of 0.10%, and approved an increase of 0.10% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class R-6
Trading Symbol	SUBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• Key drivers of the fund’s performance during the year included corporate credit and ABS. IG corporates contributed positively as credit spreads tightened during the year; and the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. Selection of certain ABS with attractive embedded options was constructive for performance. Meaningful allocations to Agency and Non-Agency MBS were also additive. Opportunistic positioning within the MBS coupon stack to take advantage of interest rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. The Fund utilized duration to capture attractive real interest rates.
• Non-USD exposure was the main detractor from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	4.32	3.71	3.59
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.01
ICE BofA US 3-Month Treasury Bill Index	5.28	2.48	2.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,627,891,171
Holdings Count | $ / shares	191
Advisory Fees Paid, Amount	$ 5,005,801
Investment Company Portfolio Turnover	566.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,627,891,171
Number of Holdings	191
Net Advisory Fee	$5,005,801
Portfolio Turnover	566%

Holdings [Text Block]

Security Type	(%)
Agency Mortgage-Backed Securities	40.9%
U.S. Treasury Bills	23.5%
U.S. Treasury Securities	19.6%
Asset-Backed Securities	18.3%
Corporate Bonds	11.9%
Commercial Mortgage-Backed Securities	10.8%
Foreign Government Debt Obligations	7.7%
Medium-Term Notes	1.7%
Cash & Other	-34.4%

Credit Breakdown*	(%)
US GVT/AGENCY	60.8%
AAA	16.2%
AA	1.9%
A	7.2%
BBB	3.7%
Below IG	7.9%
UNRATED	2.2%
[75]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Unconstrained Fund of 0.10%, and approved an increase of 0.10% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/

[1]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[2]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[3]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[4]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[5]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[6]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[7]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[8]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[9]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[10]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[11]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[12]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[13]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[14]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[15]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[16]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[17]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[18]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[19]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[20]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[21]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[22]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[23]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[24]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[25]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[26]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[27]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[28]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[29]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[30]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[31]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[32]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[33]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[34]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[35]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[36]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[37]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[38]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[39]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[40]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[41]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[42]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[43]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[44]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[45]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[46]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[47]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[48]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[49]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[50]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[51]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[52]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[53]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[54]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[55]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[56]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[57]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[58]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[59]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[60]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[61]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[62]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.

[63]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[64]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[65]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[66]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[67]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[68]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[69]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[70]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[71]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[72]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[73]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[74]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.

[75]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.